     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION JANUARY 24, 1996.

                                                             File Nos. 2-21640/
                                                                       811-1231

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                             [   ]

   Post-Effective Amendment No. 63                         [ X ]

                                 and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 25                                        [ X ]


                        KEYSTONE INTERNATIONAL FUND INC.
                        --------------------------------
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
               ---------------------------------------------------
                                 (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
               ---------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[ X ]  immediately upon filing pursuant to paragraph (b)

[   ]  on (date) pursuant to paragraph (b)

[   ]  60 days after filing pursuant to paragraph (a)(1)

[   ]  on (date) pursuant to paragraph (a)(1)

[   ]  75 days after filing pursuant to paragraph (a)(2)

[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


     The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on December 28, 1995.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                    Proposed        Proposed
Title of                            Maximum         Maximum
Securities         Amount           Offering        Aggregate     Amount of
Being              Being            Price Per       Offering      Registration
Registered         Registered       Unit*           Price**       Fee
------------------------------------------------------------------------------
Shares of
$1.00 Par          10,561,329       $7.23           $289,995      $100
Value
------------------------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on January 16, 1996.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 16,703,211 shares of the Fund were redeemed during its fiscal year ended October 31, 1995. Of such shares, 6,181,992 were used for a reduction pursuant to Rule 24f-2 during the current year. The remaining 10,521,219 shares are being used for a reduction in this filing.

         The Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended October 31, 1995 was filed on December 28, 1995.

                        KEYSTONE INTERNATIONAL FUND INC.

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 63
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 63 to Registrant's Registration Statement No. 2-21640/81-1231 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

                         Business and Other Connections

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

                        KEYSTONE INTERNATIONAL FUND INC.

Cross-Reference Sheet pursuant to Rule 404 and 495 under the Securities Act of 1933.

Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------
    1               Cover Page

    2               Fee Table

    3               Financial Highlights

    4               Cover Page
                    Fund Description
                    Fund Objective and Policies
                    Investment Restrictions
                    Risk Factors

    5               Fund Management and Expenses
                    Additional Information

    5A              Not applicable

    6               Fund Description
                    Dividends and Taxes
                    Fund Shares
                    Shareholder Services

    7               How to Buy Shares
                    Distribution Plan
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable

                        KEYSTONE INTERNATIONAL FUND INC.

Cross-Reference Sheet continued.

Items in
Part B of
Form N-1A           Statement of Additional Information Caption
---------           -------------------------------------------
    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              Fund's Investment Objective and Policies
                    Investment Restrictions
                    Brokerage
                    Appendix

    14              Directors and Officers

    15              Additional Information

    16              Sales Charges
                    Distribution Plan
                    Investment Manager
                    Investment Adviser
                    Principal Underwriter
                    Additional Information

    17              Brokerage

    18              Articles of Incorporation

    19              Valuation of Securities
                    Distribution Plan
                    Redemptions in kind

    20              Distributions and Taxes

    21              Principal Underwriter

    22              Standardized Total Return and Yield
                      Quotations

    23              Financial Statements

------------------------------------------------------------------------------
PROSPECTUS                                                    JANUARY 24, 1996
------------------------------------------------------------------------------

                       KEYSTONE INTERNATIONAL FUND INC.
            200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                        CALL TOLL FREE 1-800-343-2898
------------------------------------------------------------------------------
  Keystone International Fund Inc. (the "Fund") is a mutual fund whose primary investment objective is long-term growth of capital. As a secondary objective, the Fund seeks modest income.

  The Fund's investments are internationally varied among common stocks, debt obligations and other securities of United States ("U.S.") and foreign companies and governments. Excluding repurchase agreements, the Fund currently follows a policy of investing solely in securities of non-U.S. issuers.

  Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. The Fund may, however, impose a deferred sales charge, which declines from 4% to 1%, if you redeem your shares within four years of purchase.


  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which it bears some of the costs of selling its shares to the public.

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated January 24, 1996 which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


--------------------------------------------------------------------------------

                                        TABLE OF CONTENTS
--------------------------------------------------------------------------------------------------------------
                                                    Page                                                  Page

Fee Table ..........................................   2  How to Buy Shares ..............................  12
Financial Highlights ...............................   3  Distribution Plan ..............................  13
Fund Description ...................................   4  How to Redeem Shares ...........................  15
Fund Objectives and Policies .......................   4  Shareholder Services ...........................  17
Investment Restrictions ............................   6  Performance Data ...............................  18
Risk Factors .......................................   6  Fund Shares ....................................  18
Pricing Shares .....................................   9  Additional Information .........................  19
Dividends and Taxes ................................  10  Additional Investment Information .............  (i)
Fund Management and Expenses .......................  10
--------------------------------------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                  FEE TABLE
                       KEYSTONE INTERNATIONAL FUND INC.


    The purpose of the fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."


SHAREHOLDER TRANSACTION EXPENSES
      Contingent Deferred Sales Charge(1) ..................       4.00%
        (as a percentage of the lesser of total cost or the
         net asset value of shares redeemed)
      Exchange Fee(2) ......................................     $10.00
        (per exchange)


ANNUAL FUND OPERATING EXPENSES(3)
(as a percentage of average net assets)
      Management Fee .......................................       0.75%
      12b-1 Fees(4) ........................................       1.00%
      Other Expenses .......................................       0.82%
                                                                   -----
      Total Fund Operating Expenses ........................       2.57%
                                                                   =====

                               1 YEAR    3 YEARS   5 YEARS   10 YEARS
                               ------    -------   -------   --------
EXAMPLE(5)
You would pay the
 following expenses
 on a $1,000 investment,
 assuming (1) 5% annual
 return and (2) redemption
 at the end of each period      $66       $100       $137      $290

You would pay the following
  expenses on the same
  investment, assuming
  no redemption .........       $26       $ 80       $137      $290

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
----------
1 The deferred sales charge declines from 4% to 1% of amounts redeemed within four calendar years after purchase. No deferred sales charge is imposed thereafter.
2 There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response Line ("KARL"). (For a description of KARL, see "Shareholder Services.")
3 Expense ratios are for the Fund's fiscal year ended October 31, 1995.
4 Long-term shareholders may pay more than the economic equivalent of the maximum front end sales charges permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD").
5 The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of the example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                       KEYSTONE INTERNATIONAL FUND INC.

                (For a share outstanding throughout the year)
  The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                 ONE MONTH
                     YEAR ENDED    ENDED                                  YEAR ENDED SEPTEMBER 30,
                     OCTOBER 31, OCTOBER 31,------------------------------------------------------------------------------------
                        1995       1994(e)    1994(e)   1993(e)  1992(e)   1991      1990      1989      1988      1987     1986
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF PERIOD   $ 7.77      $ 7.67    $ 7.08    $ 6.01   $ 5.91   $ 5.35    $ 7.51    $ 6.66    $ 9.53    $ 8.05   $ 5.35
                       ------      ------    ------    ------   ------   ------    ------    ------    ------    ------   ------
Income from
 investment operations:
Net investment income    0.07           0         0     (0.03)   (0.01)   (0.01)    (0.07)    (0.14)     0.03         0     0.11
Net gains (losses) on
 investments and foreign
 currency related
 transactions .......    0.05        0.10      0.62      1.14     0.34     0.83     (1.74)     1.06     (1.60)     2.65     3.25
Net commissions paid on
 fund share sales (a)       0           0         0         0        0        0         0         0         0         0    (0.07)
                       ------      ------    ------    ------   ------   ------    ------    ------    ------    ------   ------
Total from investment
 operations .........    0.12        0.10      0.62      1.11     0.33     0.82     (1.81)     0.92     (1.57)     2.65     3.29
                       ------      ------    ------    ------   ------   ------    ------    ------    ------    ------   ------
Less distributions from:
Net investment income   (0.04)          0     (0.02)        0        0        0         0     (0.07)    (0.08)    (0.06)   (0.13)
In excess of net
 investment income ..       0           0     (0.01)    (0.04)   (0.23)   (0.03)        0         0         0         0        0
Net realized gains on
 investments and foreign
 currency related
 transactions........   (0.74)          0         0         0        0    (0.23)    (0.35)        0     (1.22)    (1.11)   (0.46)
                       ------      ------    ------    ------   ------   ------    ------    ------    ------    ------   ------
Total distributions..   (0.78)          0     (0.03)    (0.04)   (0.23)   (0.26)    (0.35)    (0.07)    (1.30)    (1.17)   (0.59)
                       ------      ------    ------    ------   ------   ------    ------    ------    ------    ------   ------
NET ASSET VALUE
 END OF PERIOD.......  $ 7.11      $ 7.77    $ 7.67    $ 7.08   $ 6.01   $ 5.91    $ 5.35    $ 7.51    $ 6.66    $ 9.53   $ 8.05
                       ======      ======    ======    ======   ======   ======    ======    ======    ======    ======   ======
TOTAL RETURN (c)        2.19%       1.30%     8.75%    18.59%    5.78%   15.59%   (25.12%)   13.55%   (15.55%)   39.96%   67.76%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:

  Total expenses .....  2.57%(b)    2.52%(d)  2.54%     2.94%    3.41%    3.14%     2.92%     2.65%     2.04%    2.17%   1.49%
  Net investment
    income ...........  0.88%      (0.20%)(d) 0.01%    (0.46%)  (0.09%)  (0.07%)   (0.51%)   (0.79%)    0.33%   (0.04%)  1.53%

Portfolio turnover rate   76%          2%      121%       68%      74%      85%       42%       42%       60%       61%      97%
Net assets end of
 period (thousands)  $128,674    $157,929  $154,529  $111,752  $64,135  $72,923   $73,768  $121,047  $115,712  $173,319  $89,895

(a)    Prior to June 30, 1987, net commissions paid on new sales of shares under the Fund's Rule 12b-1 Distribution Plan had been treated for both financial statement and tax purposes as capital charges.  On June 11, 1987, the Securities and Exchange
       Commission adopted a rule which required for financal statements for periods ended on or after June 30, 1987, that net commissions paid under Rule 12b-1 Distribution Plans be treated as operating expenses rather than capital charges.
       Accordingly, beginning with the fiscal year ended September 30, 1987, the Fund's financial statements reflect 12b-1
       Distribution Plan expenses (i.e., shareholder service fees plus commissions paid net of deferred sales charges received by the Fund) as a component of net investment income.
(b)    "Ratio of total expenses to average net assets" for the year ended October 31, 1995 includes indirectly paid expenses.
       Excluding indirectly paid expenses for the year ended October 31, 1995, the expense ratio would have been 2.56%.
(c)    Excluding contingent deferred sales charges (CDSC).
(d)    Annualized.
(e)    Calculation based on average shares outstanding.

------------------------------------------------------------------------------
FUND DESCRIPTION
------------------------------------------------------------------------------
  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was incorporated in 1963 under the laws of Massachusetts. It is the successor to Keystone International Fund Ltd., which was incorporated in 1954 under the Companies Act of Canada. From 1968 to 1979, the Fund was named the Polaris Fund Inc. The Fund is one of twenty funds managed by Keystone Management, Inc. ("Keystone Management"), the Fund's investment manager, and is one of more than thirty funds managed or advised by Keystone Investment Management Company ("Keystone") (formerly named Keystone Custodian Funds, Inc.), the Fund's investment adviser. Keystone and Keystone Management are, from time to time, collectively referred to as "Keystone."


------------------------------------------------------------------------------
FUND OBJECTIVES AND POLICIES
------------------------------------------------------------------------------
  The Fund's primary investment objective is long-term growth of capital. As a secondary objective, the Fund seeks modest income from its investments. Investments are internationally varied in order to take advantage of domestic and international changes in technology, the economy and market conditions. In pursuing its objectives, the Fund may invest in the securities of U.S. companies and companies of any foreign nation, including issuers located in certain countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe. Countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the International Bank for Reconstruction and Development ("World Bank").

  The Fund may invest in preferred stocks, common stocks and securities convertible into common stocks or having common stock characteristics (consisting of rights, warrants and options); debt obligations, zero coupon bonds and payment-in-kind ("PIK") securities of the U.S. and debt obligations of any foreign governments, including their political subdivisions; securities and debt obligations of any international agency; and time deposits with U.S. and foreign banks. The Fund may hold cash and cash equivalents, as described below, in U.S. currency or currencies of any nation. The Fund also may engage in the various investment techniques described herein. The Fund invests at least 65% of its assets in the securities of at least three countries other than the U.S. Excluding repurchase agreements, the Fund currently follows a policy of investing solely in securities of non-U.S. issuers.

  There are no limitations on the types, sizes, operating histories or dividend paying records of companies or industries in which the Fund may invest, and there is no requirement that the Fund's foreign securities be listed on a foreign exchange. Except as described below, the primary investment criterion used by the Fund in the selection of portfolio securities is that the securities provide opportunities for capital growth. For example, because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt securities may provide an opportunity for capital appreciation when interest rates are expected to decline.


  The Fund may invest in debt securities and, to the extent it does, will invest predominantly in foreign debt securities. Foreign debt securities generally are not rated, and thus a portion of the Fund's assets will be invested in unrated securities. Keystone will utilize the various evaluation methods described below to determine the quality of the debt securities in which the Fund will invest.

  A portion of the debt securities in which the Fund will invest will be rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investors Service ("Moody's"). If unrated, the securities will be deemed by Keystone to be of comparable quality to securities rated BBB or higher by S&P or Baa or higher by Moody's. Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal; however, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated Baa is considered a medium grade obligation and is neither highly protected nor poorly secured. Bonds in this category lack outstanding investment characteristics and have speculative characteristics as well. In addition, investments may be held on a short-term basis when the Fund considers it desirable.


  The Fund also has the authority to invest up to 10% of its assets in foreign and domestic debt securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, deemed by Keystone to be of comparable quality. Securities rated BB or lower or Ba or lower, or unrated securities of comparable quality, are considered below investment grade and are generally referred to as high yield, high risk securities.

  In evaluating debt securities, Keystone will utilize its internal credit analysis resources as well as financial and economic information obtained from other sources. With respect to foreign corporate issuers, Keystone will consider the financial condition of the issuer and market and economic conditions relevant to its operations. In terms of foreign governmental obligations, Keystone will review the financial position of the issuer and political and economic conditions in the country. Investments in securities of supranational entities are subject to the additional risk, to be considered by Keystone, that member governments will fail to make required capital contributions, thereby possibly preventing a supranational entity from meeting its obligations.


  When market conditions warrant, the Fund may adopt a defensive position to preserve shareholders' capital by investing in money market instruments. Such instruments, which must mature within one year of their purchase, consist of the following: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade given by S&P), PRIME-1 (the highest grade by Moody's) or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations with at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations that, at the date of investment, are rated A or better by S&P or Moody's; (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.; and (5) repurchase agreements and reverse repurchase agreements for such instruments.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.

  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Directors has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Directors will consider what action, if any, is appropriate.

  The Fund may enter into repurchase and reverse repurchase agreements, lend portfolio securities, purchase and sell securities and currencies on a when issued and delayed delivery basis and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions and may employ new investment techniques with respect to such options. The Fund may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such futures contracts and related options.

  For further information about the types of investments and investment techniques available to the Fund, including the risks associated therewith, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

  Of course, there can be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.

  The investment objective of the Fund cannot be changed without a vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended, ("1940 Act")) of the Fund's outstanding shares.

------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------
  The Fund has adopted the fundamental restrictions set forth below, which may not be changed without the approval of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information.

  The Fund may not do the following: (1) invest more than 5% of its total assets, computed at market value at the time of purchase, in the securities of any one issuer; and (2) borrow money, except from banks and/or enter into reverse repurchase agreements for emergency or extraordinary purposes in aggregate amounts up to 10% of the value of the Fund's gross assets, computed at the lower of cost or current value, provided that no additional investments shall be made at any time when outstanding borrowings (including amounts payable under reverse repurchase agreements) exceed 5% of the Fund's gross assets.

  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Directors were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

------------------------------------------------------------------------------
RISK FACTORS
------------------------------------------------------------------------------
  Like any investment, your investment in the Fund involves some degree of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  The Fund seeks to provide long-term growth of capital and modest income through an internationally varied portfolio of investments.

  The Fund is best suited for investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund which is growth oriented and has the potential for returns. The Fund involves risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information".

  FUND RISKS. Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

FOREIGN RISK
  Investing in securities of foreign issuers generally involves more risk than investing in securities of domestic issuers for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are much less liquid and much more volatile than the securities of comparable U.S. companies; (4) foreign securities transactions may involve higher brokerage commissions; (5) there may be less government regulation of stock markets, brokers, listed companies and banks in foreign countries than in the U.S.; (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of currency exchange controls, political or social instability or diplomatic developments; (8) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (9) interest and dividends on foreign securities may be subject to withholding taxes in a foreign country that could result in a reduction of net investment income available for distribution.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Fund could lose its entire investment in those countries. These risks are carefully considered by Keystone prior to the purchase of these securities.


NON-INVESTMENT GRADE BONDS
  The Fund currently has the authority to invest up to 10% of its assets in foreign and domestic high yield, high risk bonds and similar securities. The degree to which the Fund will hold such securities will, among other things, depend upon Keystone's economic forecast and its judgment as to the comparative values offered by high yield, high risk securities and higher quality issues.

  The Fund intends to invest a portion of its assets aggressively and seeks to maximize return on such assets over time from a combination of many factors, including high current income and capital appreciation from high yield, high risk securities. Such aggressive investing involves risks that are greater than the risks of investing in higher quality debt securities. These risks are discussed in greater detail below and include risks from (1) interest rate fluctuation; (2) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (3) industry, market and economic risk; (4) volatility of price resulting from broad and rapid changes in the value of underlying securities; and (5) greater price variability and credit risks of certain high yield, high risk securities, such as zero coupon bonds and PIK securities.

  While these risks provide the opportunity for the Fund to maximize return over time on a portion of its assets, they may result in greater upward and downward movement of the net asset value per share of the Fund. As a result, they should be carefully considered by investors.

  The high yield, high risk securities in which the Fund may invest generally will be rated BB or lower by S&P or Ba or lower by Moody's. If unrated, such securities will be deemed by Keystone to be of comparable quality. The Fund may invest in securities that are rated (or unrated but of comparable quality to securities rated) as low as D by S&P and C- by Moody's. The descriptions at the back of this prospectus describe the S&P and Moody's rating categories.

  The Fund intends to invest in D rated debt (or unrated securities deemed to be of comparable quality to D rated debt) only in cases where, in Keystone's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise.

  Investment in higher yielding, higher risk securities involves certain risks, including the following:

(1) securities rated BB or lower by S&P or Baq or lower by Moody's (or comparable unrated securities) are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments;
(2) the value of high yield, high risk securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities;
(3) adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield, high risk securities held by the Fund;
(4) the secondary market for high yield, high risk securities may be less liquid than the secondary market for higher quality securities, which may affect the value of certain high yield, high risk securities held by the Fund at certain times; and
(5) zero coupon and PIK high yield, high risk securities may be subject to greater changes in value due to market conditions, the absence of a cash interest payment and the tendency of issuers of such securities to have weaker overall credit conditions than issuers of other high yield, high risk securities.

  These characteristics of high yield, high risk securities make them generally more appropriate for long term investment.

  If and when the Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends. The Fund has undertaken to a state securities authority to disclose that zero coupon securities pay no interest to holders prior to maturity, and the interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.


  The table below shows the weighted average percentages of the Fund's assets invested at the end of each month during the last fiscal year in (1) debt securities assigned to the various rating categories by S&P and (2) unrated debt securities determined by Keystone to be of comparable quality. Since the percentages in this table are based on month-end averages throughout the Fund's fiscal year, they do not reflect the Fund's holdings at any one point in time. The percentages in each category may be higher or lower on any day than those shown in the table.
                                                     *UNRATED
                                                    SECURITIES
                                                   OF COMPARABLE
                              RATED SECURITIES      QUALITY AS
                              AS PERCENTAGE OF     PERCENTAGE OF
RATING                          FUND'S ASSETS      FUND'S ASSETS
------                        ----------------     -------------

AAA                                  1.73%             0.00%
AA-                                  0.00%             0.00%
A                                    0.00%             0.00%
BBB                                  0.00%             0.00%
BB+                                  0.00%             0.00%
BB and below                         3.96%             5.51%
CCC                                  0.00%             0.00%
CC and below                         0.00%             0.00%
Unrated*                             5.51%
Cash, equities and
  others                            88.80%
                                   -----
    TOTAL                          100.00%
                                   ======


  Since the Fund intends to take an aggressive approach to investing a portion of its assets, Keystone will attempt to maximize the return by controlling risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts and economic analysis. Keystone's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earnings prospects and the quality of management of the issuer. In making investment recommendations, Keystone also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, percentage of zeros and PIKs, percentage of non-accruing items and yield to maturity.

  Keystone may consider the ratings of Moody's and S&P assigned to various securities, but will not rely on ratings assigned by Moody's and S&P for the following reasons: (1) Moody's and S&P assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; (2) there can be large differences among the current financial conditions of issuers within the same rating category; and (3) a large portion of the high yield, high risk securities in which the Fund will invest will be unrated.

  Income and yields on high yield, high risk securities, as on all securities, will fluctuate over time.


  OTHER CONSIDERATIONS. The Fund does not, by itself, constitute a balanced investment plan. The Fund may be appropriate as part of an overall investment program. Investors may wish to consult their financial advisers when considering what portion of their total assets to invest in international securities.

  Past performance should not be considered representative of results for any future period of time.

-----------------------------------------------------------------------------
PRICING SHARES
------------------------------------------------------------------------------


  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.

  The Fund values its money market investments as follows: short-term money market investments purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; money market investments with maturities of more than sixty days for which market quotations are readily available are valued at market value; and money market investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which in any case reflects fair value as determined by the Board of Directors. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Board of Directors.


------------------------------------------------------------------------------
DIVIDENDS AND TAXES
------------------------------------------------------------------------------
  The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year. Any taxable dividend declared in October, November, or December to shareholders of record in such a month, and paid by the following January 31 will be includable in the taxable income of the shareholders as if paid on December 31 of the year in which the dividend was declared. If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability. The Fund will make distributions from its net investment income and net capital gains, if any, at least annually.

  Distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge. Income dividends and net short-term gains distributions are taxable as ordinary income, and net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Dividends and distributions may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.


  In addition, if more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both dividends paid by the Fund and the amount the Fund advises him is his pro rata portion of taxes withheld by foreign governments from interest and dividends paid on the Fund's foreign investments. A shareholder will be entitled to take, however, his share of the amount of any foreign taxes withheld as a credit against his U.S. income tax or to treat his share of the foreign tax withheld as an itemized deduction from his gross income.


------------------------------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
------------------------------------------------------------------------------


FUND MANAGEMENT
  Subject to the general supervision of the Fund's Board of Directors, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs.


INVESTMENT MANAGER
  Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the other funds in the Keystone Fund Family and certain other funds in the Keystone Investments Family of Funds.

  Pursuant to its Investment Management Agreement with the Fund, Keystone Management has delegated its investment management functions, except for certain administrative and management services, to Keystone and has entered into an Investment Advisory Agreement with Keystone under which Keystone provides investment advisory and management services to the Fund. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains; and (4) storing documents relating to the Fund's activities.

  The Fund pays Keystone Management a fee for its services at the annual rate set forth below:

                                                     AGGREGATE NET ASSET VALUE
MANAGEMENT                                                       OF THE SHARES
FEE                                                                OF THE FUND
------------------------------------------------------------------------------
0.75% of the first                                          $200,000,000, plus
0.65% of the next                                           $200,000,000, plus
0.55% of the next                                           $200,000,000, plus
0.45% of amounts over                                       $600,000,000.

computed as of the close of business each business day and payable daily.

  During the fiscal year ended October 31, 1995, the Fund paid or accrued to Keystone Management investment management and administrative service fees of $985,652, which represented 0.75% of the Fund's average daily net assets. Of such amount paid to Keystone Management, $837,804 was paid to Keystone for its services to the Fund. The fee charged to the Fund is higher than that charged to most investment companies. The fee is comparable, however, to fees charged to other global and international funds, which, like the Fund, are subject to the higher costs involved in managing a portfolio of predominantly international securities.

INVESTMENT ADVISER
  Keystone, the Fund's investment adviser, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments") (formerly named Keystone Group, Inc.), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a corporation privately owned by current and former members of management and certain employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to the Investment Advisory Agreement, Keystone receives for its services an annual fee representing 85% of the management fee received by Keystone Management under its Investment Management Agreement with the Fund.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses of its transfer agent, its custodian and its independent auditors; expenses under its Distribution Plan; fees of its Independent Directors; expenses of shareholders' and Directors' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges and taxes. For the fiscal year ended October 31, 1995, the Fund paid 2.57% of its average net assets in expenses.

  During the fiscal year ended October 31, 1995, the Fund paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent, and to Keystone Investments, $62,044 for the cost of certain accounting services and $616,119 for shareholder services. KIRC is a wholly-owned subsidiary of Keystone.

PORTFOLIO MANAGER
  Gilman C. Gunn has been the Fund's portfolio manager since 1991. Mr. Gunn is a Keystone Senior Vice President and Senior Portfolio Manager. An investment professional with 23 years of experience, he has spent over ten years in London, Kuwait and Thailand.

SECURITIES TRANSACTIONS
  Under policies established by the Fund's Board of Directors, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers may, from time to time, be affiliated with the Fund, Keystone Management, Keystone, the Fund's principal underwriter or their affiliates. The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal year ended October 31, 1995, the one month period ended October 31, 1994 and the twelve month period ended September 30, 1994 were 76%, 2% and 121%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. For further information about brokerage and distributions, see the statement of additional information.

------------------------------------------------------------------------------
HOW TO BUY SHARES
------------------------------------------------------------------------------
  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.) (the "Principal Underwriter"), the Fund's principal underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  In addition, you may open an account for the purchase of shares of the Fund by mailing to the Fund, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund, or you may telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in Fund shares in any amount may be made by check, by wiring Federal funds or by an electronic funds transfer ("EFT").

  The Fund's shares are sold at the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000 except for purchases by participants in certain retirement plans for which the minimum is waived. There is no minimum for subsequent purchases. Purchase payments are fully invested at net asset value. There are no sales charges on purchases of Fund shares at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE
  With certain exceptions, when shares are redeemed within four calendar years after their purchase, a deferred sales charge may be imposed at rates ranging from a maximum of 4% of amounts redeemed during the same calendar year of purchase to 1% of amounts redeemed during the third calendar year after the year of purchase. No deferred sales charge is imposed on amounts redeemed thereafter or on shares purchased through reinvestment of dividends. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to the shareholder. Prior to July 8, 1992, the Fund retained the deferred sales charge. Since July 8, 1992, the deferred sales charge attributable to shares purchased prior to January 1, 1992 has been retained by the Fund, and the deferred sales charge attributable to shares purchased after January 1, 1992 is, to the extent permitted by NASD rules, paid to the Principal Underwriter.

  The contingent deferred sales charge is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. No contingent deferred sales charge is imposed when a shareholder redeems amounts derived from (1) increases in the value of his account above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

  In determining whether a contingent deferred sales charge is payable and, if so, the percentage charge applicable, it is assumed that shares held the longest are the first to be redeemed. No deferred sales charge is payable on permitted exchanges of shares between the Funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. When shares of one such fund have been exchanged for shares of another such fund, for purposes of any future contingent deferred sales charge, the calendar year of the purchase of the shares of the fund exchanged into is assumed to be the year shares tendered for exchange were originally purchased.

  In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an automatic withdrawal plan of up to 1 1/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

WAIVER OF DEFERRED SALES CHARGE
  Shares also may be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a deferred sales charge to (1) certain officers, Directors, Trustees and employees of the Fund, Keystone Management, Keystone and certain of their affiliates; (2) registered representatives of firms with dealer agreements with the Principal Underwriter; and (3) a bank or trust company acting as trustee for a single account.

------------------------------------------------------------------------------
DISTRIBUTION PLAN
------------------------------------------------------------------------------
  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. A NASD rule limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The rule limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder services fees. The NASD rule also limits the aggregate amount that the Fund may pay for such distribution costs is limited to 6.25% of gross share sales since the inception of the Fund's Distribution Plan, plus interest at the prime rate plus 1% per annum on such amounts (less any contingent deferred sales charges paid by shareholders to the Principal Underwriter), remaining unpaid from time to time.

  Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers) (1) as commissions for Fund shares sold and (2) as shareholder service fees in respect of shares maintained by the recipients outstanding on the Fund's books for specified periods. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitations referred to above. The Principal Underwriter generally reallows to brokers or others a commission equal to 4% of the price paid for each Fund share sold. In addition, the Principal Underwriter generally reallows to brokers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients outstanding on the books of the Fund for specified periods.

  If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to dealers in excess of the amount it currently receives from the Fund. While the Fund is under no contractual obligation to pay the Principal Underwriter for advances made by the Principal Underwriter in excess of the Distribution Plan limitation, the Principal Underwriter intends to seek full payment of such amounts from the Fund (together with interest at the rate of prime plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. The Principal Underwriter currently intends to seek payment of interest only on such charges paid or accrued by the Principal Underwriter subsequent to January 1, 1992. If the Fund's Independent Directors authorize such payments, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

  During the fiscal year ended October 31, 1995, the Fund recovered $1,380 in deferred sales charges. During the year, the Fund paid the Principal Underwriter under the Distribution Plan $1,316,980. The amount paid by the Fund under its Distribution Plan, net of deferred sales charges received by the Fund, was $1,315,600 (1.00% of the Fund's average daily net asset value during the year). During the year, the Principal Underwriter also received $375,704 in deferred sales charges. Unpaid distribution costs at October 31, 1995 were $1,721,992 (1.31% of the Fund's net assets).

  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Directors quarterly. The Independent Directors may require or approve changes in the operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Directors, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.


  The Distribution Plan may be terminated at any time by vote of the Independent Directors or by vote of a majority of the outstanding voting shares of the Fund. Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Directors and (2) the Independent Directors cast in person at a meeting called for the purpose of voting on such amendment.

  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

  Whether any expenditure under the Distribution Plan is subject to a state expense limit depends upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.


ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  Upon written notice to dealers, the Principal Underwriter, at its own expense, may periodically sponsor programs that offer additional compensation in connection with sales of shares of the Fund. Participation in such programs may be available to all dealers or to selected dealers who have sold or are expected to sell significant amounts of shares. Additional compensation may also include financial assistance to dealers in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to dealers which satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the dealer's satisfaction of the required conditions, be up to 0.25% of the value of shares sold by such dealer.

  The Principal Underwriter may also pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of payments allowed to dealers for the sale of shares, as described above.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Directors will consider what action, if any, is appropriate.


  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


------------------------------------------------------------------------------
HOW TO REDEEM SHARES
------------------------------------------------------------------------------
  Fund shares may be redeemed for cash at the redemption value upon written order by the shareholder(s) to the Fund, c/o Keystone Investor Resource Center, Inc., Box 2121, Boston, Massachusetts 02106-2121, and presentation to the Fund of a properly endorsed share certificate, if certificates have been issued. The signature(s) of the shareholder(s) on the written order and certificates must be guaranteed. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. The Fund may impose a deferred sales charge at the time of redemption of certain shares as explained under "How to Buy Shares." If imposed, the Fund deducts the deferred sales charge from the redemption proceeds otherwise payable to the shareholder.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check drawn on a U.S. bank or by bank wire of funds. Although the mailing of a redemption check may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the mailing of a redemption check has been delayed, the check will be mailed or the proceeds wired or sent by electronic funds transfer promptly after good payment has been collected.

  The Fund computes the redemption value at the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Payment of the amount due on redemption, less any applicable deferred sales charge, will be made within seven days thereafter except as discussed herein.

  Shareholders may also redeem their shares through their broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from dealers as follows: redemption requests received by broker-dealers prior to that day's close of trading on the Exchange and transmitted to the Fund prior to its close of business that day will receive the net asset value per share computed at the close of trading on the Exchange on the same day. Redemption requests received by broker-dealers after that day's close of trading on the Exchange and transmitted to the Fund prior to the close of business on the next business day will receive the next business day's net asset value price. The Principal Underwriter will pay the redemption proceeds, less any applicable deferred sales charge, to the dealer placing the order within seven days thereafter, assuming it has received proper documentation. The Principal Underwriter charges no fees for this service, but the shareholder's broker-dealer may do so.


  For the protection of shareholders, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund and KIRC may waive this requirement, but may also require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less where the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption or repurchase order, but the shareholder has not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from the shareholder and process the order the day it receives such information.

TELEPHONE
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898.To engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If the redemption proceeds are less than $2,500, they will be mailed by check. If they are $2,500 or more, they will be mailed, wired or sent by EFT to your previously designated bank account as you direct. If you do not specify how you wish your redemption proceeds to be sent, they will be mailed by check.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker as set forth above.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value falls below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No contingent deferred sales charges are applied to such redemptions.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


  Except as otherwise noted, neither the Fund, KIRC nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.


  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission, for the protection of shareholders, so orders.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------
  Details on all shareholder services may be obtained from KIRC by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers shareholders specific fund account information and price and yield quotations as well as the ability to effect account transactions, including investments, exchanges and redemptions. Shareholders may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


EXCHANGES
  A shareholder who has obtained the appropriate prospectus may exchange shares of the Fund for shares of any of the other funds in the Keystone Fund Family, on the basis of their respective net asset values by calling toll free 1-800-343-2898 or by writing KIRC at Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)

  Fund shares purchased by check may be exchanged for shares of the funds in the Keystone Fund Family, other than Keystone Precious Metals Holdings ("KPMH"), Keystone Tax Exempt Trust ("KTET") or Keystone Tax Free Fund ("KTFF"). In order to exchange Fund shares for shares of KPMH, KTET or KTFF, a shareholder must have held Fund shares for a period of at least six months. You may exchange your shares for another Keystone fund for a $10 fee by calling or writing to Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. If the shares being tendered for exchange have been held for less than four years and are still subject to a deferred sales charge, such charge will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to change the service charge for any exchange.

  Orders to exchange shares of the Fund for shares of Keystone Liquid Trust ("KLT") will be executed by redeeming the shares of the Fund and purchasing shares of KLT at the net asset value of KLT shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


RETIREMENT PLANS
  The Fund has various retirement plans available to investors, including Individual Retirement Accounts ("IRAs"); Rollover IRAs; Simplified Employee Pension Plans ("SEPs"); Tax Sheltered Account Plans ("TSAs"); 403(b) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call KIRC toll free at 1-800-247-4075 or write to KIRC at P.O. Box 2121, Boston, Massachusetts 02106-2121.


AUTOMATIC INVESTMENT PLAN
  Shareholders may take advantage of investing on an automatic basis by establishing an Automatic Investment Plan. Funds are drawn on a shareholder's checking account monthly and used to purchase Fund shares.

AUTOMATIC WITHDRAWAL PLAN
  Under an Automatic Withdrawal Plan, shareholders may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder's account when the Automatic Withdrawal Plan is opened. Fixed withdrawal payments are not subject to a deferred sales charge. Excessive withdrawals may decrease or deplete the value of a shareholder's account.

OTHER SERVICES
  Under certain circumstances, shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

------------------------------------------------------------------------------
PERFORMANCE DATA
------------------------------------------------------------------------------
  From time to time, the Fund may advertise "total return" and "current yield." BOTH FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the contingent deferred sales charge is reflected in the applicable years. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. The Fund presently does not intend to advertise current yield.


  The Fund may include comparative performance information in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.

------------------------------------------------------------------------------
FUND SHARES
------------------------------------------------------------------------------
  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. The Fund may establish additional classes or series of shares. The Fund is required to hold annual meetings of shareholders.


------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------
  KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone and serves as the Fund's transfer agent and dividend disbursing agent.

  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
------------------------------------------------------------------------------
  The Fund may engage in the following investment practices to the extent described in the prospectus and statement of additional information.

CORPORATE BOND RATINGS
  Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated BAA by Moody's are considered as medium grade obligations, which are neither highly protected nor poorly secured. Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities are usually defined as BAA or lower by Moody's or BBB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where in Keystone's judgment there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated CAA by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated CA by Moody's represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, and such value will be determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Directors of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements. As a general matter, the Fund anticipates that not more than 10% of its assets will be invested in repurchase agreements. However, during temporary defensive periods, up to 50% of the Fund's net assets may be so invested.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of the Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. Such practices may constitute leveraging. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the Securities and Exchange Commission ("SEC") has taken the position that reverse repurchase agreements are subject to the percentage limit on borrowings imposed on the Fund under the 1940 Act.

FOREIGN SECURITIES
  The Fund may invest its assets in securities principally traded in securities markets outside the U.S. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularly emerging market countries companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, particularly with respect to companies in the formerly communist countries of Eastern Europe, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the U.S.). These risks are carefully considered by Keystone prior to the purchase of these securities.

"WHEN-ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS
  The Fund may also purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of purchase. A forward commitment transaction is an agreement by the Fund to purchase or sell securities at a specified future date. The Fund may also enter into foreign currency forward contracts which are described in more detail in the section entitled "Foreign Currency Transactions." When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued, delayed delivery and forward commitment transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. The SEC has established certain requirements to assure that the Fund is able to meet its obligations under these contracts, for example a separate account of liquid assets equal to the value of such purchase commitments may be maintained until payment is made. When issued, delayed delivery and forward commitment transactions are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in any of these transactions, it will do so for the purpose of acquiring portfolio securities or currencies consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.


DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes, although the Fund generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of a another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.


  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. However, the Fund does not expect that this will occur.

  The principal reason for writing call options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

  PURCHASING OPTIONS. The Fund may purchase call options for the purpose of offsetting previously written call options of the same series.


  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.


  Options on some securities are relatively new and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objectives.


  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options are currently traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.


  The staff of the SEC is of the view that the premiums the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies pertaining to illiquid investments.


FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.


  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.


  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract, usually the Fund will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

PAYMENT-IN-KIND SECURITIES
  Payment-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

  PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

  An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

  As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

  Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

  Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital. Sixty-eight percent of the PIK debentures issued prior to 1987 have already been redeemed, and approximately 35% of the over $10 billion PIK debentures issued through year-end 1988 have been retired.

ZERO COUPON "STRIPPED" BONDS
  A zero coupon (interest) "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. These bonds mature on the payment dates of the interest or principal which they represent. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers or dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by Keystone, when the income to be earned from the loan justifies the attendant risks.

                                    KEYSTONE
                                  FUND FAMILY

                                       ()

                            Quality Bond Fund (B-1)
                          Diversified Bond Fund (B-2)
                          High Income Bond Fund (B-4)
                              Balanced Fund (K-1)
                          Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                           Mid-Cap Growth Fund (S-3)
                        Small Company Growth Fund (S-4)
                               International Fund
                            Precious Metals Holdings
                                 Tax Free Fund
                                Tax Exempt Trust
                                  Liquid Trust


[logo] KEYSTONE
       INVESTMENTS

Keystone Investment Distributors Company
200 Berkeley Street
Boston, Massachusetts 02116-5034
[RECYCLE LOGO]

                                    KEYSTONE

                        {photo: Father and son, reading]

                                 INTERNATIONAL
                                      FUND

                                     [logo]
                                 PROSPECTUS AND
                                  APPLICATION

                        KEYSTONE INTERNATIONAL FUND INC.

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                        KEYSTONE INTERNATIONAL FUND INC.

                                January 24, 1996

         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone International Fund Inc. (the "Fund") dated January 24, 1996. A copy of the prospectus may be obtained from Keystone Investment Distributors Company (the "Principal Underwriter"), the Fund's principal underwriter, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034 or your broker-dealer.

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                                TABLE OF CONTENTS
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                                                                         Page

  The Fund's Objectives and Policies                                      2
  Investment Restrictions                                                 2
  Valuation of Securities                                                 4
  Distributions and Taxes                                                 5
  Sales Charges                                                           6
  Shareholder Services                                                    9
  Distribution Plan                                                      11
  Redemptions in Kind                                                    13
  Investment Manager                                                     13
  Investment Adviser                                                     16
  Directors and Officers                                                 18
  Principal Underwriter                                                  22
  Brokerage                                                              23
  Standardized Total Return and Yield Quotations                         25
  Additional Information                                                 26
  Appendix                                                              A-1
  Financial Statements                                                  F-1
  Independent Auditors' Report                                         F-16

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                       THE FUND'S OBJECTIVES AND POLICIES
------------------------------------------------------------------------------

         The Fund is an open-end, diversified management investment company. The Fund's primary investment objective is long-term growth of capital. As a secondary objective, the Fund seeks modest income on its investments. At this time, the Fund follows a policy of investing solely in securities of non-U.S. issuers. Investments may be held on a short-term basis when the Fund considers it desirable.

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                             INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

         None of the restrictions enumerated in this paragraph may be changed without a vote of the holders of a majority (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund's outstanding shares.
The Fund shall not do the following:

         (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         (2) invest in more than 10% of the outstanding voting securities of any one issuer;

         (3) invest more than 5% of the value of its total assets in companies that have been in operation for less than three years;

         (4) borrow money, except that the Fund may borrow money from banks and/or enter into reverse repurchase agreements for emergency or extraordinary purposes in aggregate amounts up to 10% of its gross assets, computed at the lower of cost or current value, provided that no additional investments shall be made at any time that outstanding borrowings (including amounts payable under reverse repurchase agreements) exceed 5% of the Fund's gross assets;

         (5) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Fund may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

         (6) purchase real estate or commodities or commodity contracts, except that the Fund may enter into currency or other financial futures contracts and engage in related options transactions;

         (7) invest in a company for the purpose of exercising control over or management of any issuer;

         (8) make margin purchases or short sales of securities;

         (9) lend any of its assets, except through the purchase of debt securities of a type commonly distributed or sold publicly or privately to financial institutions and except that the Fund may lend limited amounts of its portfolio securities to broker dealers;

         (10) invest more than 25% of its assets in the securities of issuers in any single industry; and

         (11) purchase the securities of any other investment company except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit.

         The Fund has no current intention of purchasing the securities of other investment companies. Purchasing such securities would result in Fund investors indirectly bearing a proportionate share of the expenses of such investment companies, including their operating costs and investment advisory and administrative fees. If the Fund were to purchase such securities, such purchase would not result in the Fund owning immediately after the purchase securities of such investment company having a value in excess of 5% of the Fund's total assets, nor in the Fund owning securities of more than one investment company with an aggregate value in excess of 10% of the Fund's total assets.

         The Fund is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of the Fund or of its investment adviser own individually more than 1/2 of 1% and together own more than 5% of such securities.

         As a condition of its continuing registration in a state, the Fund has undertaken not to invest more than 5% of its total assets in securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, and in equity securities of issuers that are not readily marketable. The Fund similarly has undertaken not to invest in interests in oil, gas, or other mineral exploration or development programs. The Fund has also undertaken that its investment in warrants, valued at the lower of cost or market, will not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value with regard to this restriction.

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                             VALUATION OF SECURITIES
------------------------------------------------------------------------------

         Current value for the Fund's portfolio securities is determined in the following manner:

         (1) Securities traded on an established exchange are valued on the basis of the last sales price on the exchange where primarily traded prior to the time of valuation; (Currently, values of Fund investments quoted in other than U.S. dollars are converted into U.S. dollar equivalents at the midday foreign exchange rate as reported by the Dow Jones News Service.)

         (2) Securities traded in the over-the-counter market, for which complete quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

         (3) When the Board in good faith determines that amortized cost reflects fair value, short-term money market instruments that are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; money market instruments maturing in more than sixty days for which market quotations are readily available are valued at market value; and money market instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and in any case reflects fair value as determined by the Board of Directors; and

         (4) The Fund's Board of Directors values the following securities at prices it deems in good faith to be fair: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities, if in the opinion of the Board of Directors the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets; and

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing fixed income securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures approved by the Directors. The Board of Directors has authorized the use of a pricing service to determine the fair value of its fixed income securities and certain other securities. Securities for which market quotations are readily available are valued on a consistent basis at the price quoted that, in the opinion of the Board of Directors or the person designated by the Board of Directors to make the determination, most nearly represents the market value of the particular security. Any securities for which market quotations are not readily available or other assets are valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Board of Directors.

------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

         The Fund distributes to its shareholders dividends from net investment income and net realized long-term and short-term capital gains annually in shares or, at the option of the shareholder, in cash. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders by the 15th of November of each year. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit and deductions are subject to certain limitations.

------------------------------------------------------------------------------
                                  SALES CHARGES
------------------------------------------------------------------------------

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (see "Distribution Plan"), a deferred sales charge may be imposed at the time of redemption of certain Fund shares within four calendar years after their purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to the shareholder. For the fiscal year ended October 31, 1995, the Fund recovered $1,380 in deferred sales charges.

         The contingent deferred sales charge is a declining percentage of the lesser of (1) the net asset value of the shares redeemed, or (2) the total cost of such shares. No contingent deferred sales charge is imposed when the shareholder redeems amounts derived from (1) increases in the value of his account above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) shares held in all or part of more than four consecutive calendar years.

         Subject to the limitations stated above, the contingent deferred sales charge is imposed according to the following schedule: 4% of amounts redeemed during the calendar year of purchase; 3% of amounts redeemed during the calendar year after the year of purchase; 2% of amounts redeemed during the second calendar year after the year of purchase; and 1% of amounts redeemed during the third calendar year after the year of purchase. No contingent deferred sales charge is imposed on amounts redeemed thereafter.

         The following example illustrates the operation of the contingent deferred sales charge. Assume that an investor makes a purchase payment of $10,000 during the calendar year 1995 and on a given date in 1996 the value of the investor's account has grown through investment performance and reinvestment of distributions to $12,000. On such date in 1996, the investor could redeem up to $2,000 ($12,000 minus $10,000) without incurring a deferred sales charge. If, on such date, the investor should redeem $3,000, a deferred sales charge would be imposed on $1,000 of the redemption proceeds (the amount by which the investor's account was reduced by the redemption below the amount of the initial purchase payment). The charge would be imposed at the rate of 3% (because the redemption is made during the calendar year after the calendar year of purchase) and would total $30.

         In determining whether a contingent deferred sales charge is payable and, if so, the percentage charge applicable, it is assumed that shares held the longest are the first to be redeemed. There is no contingent deferred sales charge on permitted exchanges of shares between Funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. Moreover, when shares of one such fund have been exchanged for shares of another such fund, the calendar year of the exchange, for purposes of any future deferred sales charge, is assumed to be the year shares tendered for exchange were originally purchased.

         Shares also may be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of a deferred sales charge to (1) officers, Directors, Trustees, full-time employees and sales representatives of the Fund, Keystone, Keystone Management, Keystone Investments, Inc. ("Keystone Investments"), Harbor Capital Management Company, Inc., their subsidiaries and the Principal Underwriter, who have been such for not less than ninety days; and (2) the pension and profit-sharing plans established by such companies, their subsidiaries and affiliates, for the benefit of their officers, Directors, Trustees, full-time employees and sales representatives, provided, however, that all such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No contingent deferred sales charge is imposed on a redemption of shares of the Fund purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other Fund in the Keystone Fund Family (as hereinafter defined), Keystone Precious Metals Holdings, Inc., Keystone Tax Exempt Trust, Keystone Tax Free Fund, Keystone Liquid Trust and/or any Keystone America Fund (as hereinafter defined), is at least $500,000 and any commission paid by the Fund and such other funds invested at the time of such purchase is not more than 1% of the amount invested.

         In addition, no contingent deferred sales charge is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 591/2 years old; (4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under an Automatic Withdrawal Plan of up to 11/2% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

REDEMPTION OF SHARES

         The Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's assets in any 90 day period.

------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
------------------------------------------------------------------------------

REINVESTMENT PRIVILEGE

         A shareholder may elect to reinvest any part of the proceeds of a total or partial redemption of Fund shares. Upon making such an election, the Fund will credit the deferred sales charge previously deducted. The calendar year of such reinvestment purchase, for purposes of any future contingent deferred sales charge, is assumed to be the year such shares were originally purchased. A shareholder must make such an election within 30 days of the date of such redemption and the purchase must be of Fund shares. The number of shares credited upon reinvesting the proceeds will be based on the net asset value of Fund shares next computed following receipt of the proceeds and request for reinvestment. This reinvestment privilege may be used only once with respect to any shareholder. If a shareholder exercises this reinvestment privilege, any tax loss realized upon the original sale of the Fund shares will not be recognized for federal income tax purposes. Any capital gains, however, would be recognized for federal income tax purposes. For tax reporting purposes, the Fund treats a redemption and subsequent reinvestment purchase as separate transactions.

TAX-SHELTERED PLANS

         For an individual with earned income or wages not participating in a qualified retirement plan who wishes to purchase Fund shares as a tax deductible contribution prior to the year he or she attains age 70-1/2, there is available a Custody Agreement for an Individual Retirement Account ("IRA") that has been accepted by the Internal Revenue Service as a prototype under Section 408 of the Internal Revenue Code (the "Code"). This Custody Agreement may also be used by an individual wishing to establish a Rollover IRA or by an employer wishing to establish a Simplified Employee Pension Plan.

         For self-employed individuals, corporations and other organizations that wish to purchase Fund shares in a qualified plan for the benefit of their employees, there is available a Trust Agreement for a Defined Contribution Plan that has been accepted by the Internal Revenue Service as a prototype under
Section 401 of the Code. The prototype contains a series of Adoption Agreements classified as Profit Sharing, Money Purchase or Target Benefit.

         For corporations and other organizations that wish to purchase Fund shares in a qualified plan for the benefit of their employees, the following Corporate Plans and Agreements that have been accepted by the Internal Revenue Service as prototypes under the Employee Retirement Income Security Act of 1974 ("ERISA") are available: Profit Sharing Plan and Trust Agreement, Pension Plan and Trust Agreement and Target Benefit Plan and Trust Agreement.

         For public educational institutions and certain tax-exempt organizations that wish to purchase Fund shares on behalf of employees pursuant to a salary reduction or waiver of increase agreement, there is available a Custody Agreement that is intended to qualify as a tax-sheltered "annuity purchase" plan.

         Investors considering the funding of a plan are advised to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of the plan and the tax aspects thereof. For details, including fees, see the specific plan and agreement and supplementary guide as provided by the Fund's Principal Underwriter. These plans may be restated in compliance with changes mandated by applicable law.

AUTOMATIC WITHDRAWAL PLAN

         Ordinarily, an investor must have made an initial purchase payment of at least $10,000 or otherwise have accumulated shares having a net asset value of $10,000 before being eligible for an Automatic Withdrawal Plan. If so eligible, the investor may arrange for fixed withdrawal payments, of a minimum of $100 and a maximum of 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder's account at inception of the Plan. Payments will be made at regular monthly or quarterly intervals to the investor or beneficiaries designated by him. Fixed withdrawal payments are not subject to a deferred sales charge. An investor may not make arrangements for fixed withdrawal payments while he is making regular purchase payments since the Fund will be paying distribution expenses in connection with shares purchased at the same time shares are being redeemed at net asset value without a deferred sales charge. Withdrawal payments may represent proceeds from the liquidation of shares and, to the extent they exceed distributions by the Fund, will reduce or possibly exhaust the shareholder's investment in the Fund. The latter effect will be accentuated by a decline in the securities market. Capital gains realized by such withdrawals will be subject to federal capital gains taxes.

AUTOMATIC INVESTMENT PLAN

         The investor may provide for continuous investing on an automatic basis by establishing an automatic investment plan offered through Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent. On the fifth or twentieth day of each month, a minimum of at least $25 automatically drawn on the investor's checking account will be used to purchase Fund shares, which will be held in his Fund account. The investor may increase the amount of his investment at any time or stop his plan by written notice to KIRC at least five business days before a purchase of Fund shares is to be made.

------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a Distribution Plan adopted on January 19, 1983 pursuant to Rule 12b-1 (the "Distribution Plan").

         The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits such annual expenditures to 1.0%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The aggregate amount that the Fund may pay for such distribution costs is limited to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charge paid by shareholders to the Principal Underwriter).

         Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as dealers)
(1) as commissions for Fund shares sold and (2) as shareholder service fees in respect of shares maintained by the recipients outstanding on the Fund's books for specific periods. Amounts paid or accrued to the Principal Underwriter under
(1) and (2) in the aggregate may not exceed the limitation referred to above. The Principal Underwriter generally reallows to brokers or others a commission equal to 4% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients and outstanding on the books of the Fund for specified periods.

         If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay commissions and service fees for dealers in excess of the amount it currently receives from the Fund. While the Fund is under no contractual obligation to pay the Principal Underwriter for advances made by the Principal Underwriter in excess of the Distribution Plan limitation, the Principal Underwriter intends to seek full payment of such amounts from the Fund (together with interest at the rate of prime plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. The Principal Underwriter currently intends to seek payment of interest only on such charges paid or accrued by the Principal Underwriter subsequent to July 7, 1992. If the Fund's Independent Directors ("Independent Directors") authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Directors to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Distribution Plan must be reported to the Fund's Independent Directors quarterly. The Fund's Independent Directors may require or approve changes in the implementation or operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Directors, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

         The Distribution Plan may be terminated at any time by vote of the Independent Directors, or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. [Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Directors, and (2) the Independent Directors cast in person at a meeting called for the purpose of voting on such amendment.

         While the Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Directors to the discretion of the Independent Directors.

         During the fiscal year ended October 31, 1995, the Fund paid the Principal Underwriter $1,316,980 under the Distribution Plan. For said year, the Principal Underwriter received $524,433 after payments of commissions on new sales and shareholder service fees to dealers and others of $792,547.

         Whether any expenditure under the Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.

         The Independent Directors have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefited the Fund.

------------------------------------------------------------------------------
                               REDEMPTIONS IN KIND
------------------------------------------------------------------------------

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other Fund property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

------------------------------------------------------------------------------
                               INVESTMENT MANAGER
------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Directors, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the other funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to an Investment Management Agreement with the Fund (the "Management Agreement") and subject to the supervision of the Fund's Board of Trustees, Keystone Management manages and administers the operation of the Fund and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objectives and restrictions. The Management Agreement stipulates that Keystone Management shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Management Agreement and shall pay or reimburse the Fund for the compensation of Fund officers and Trustees who are affiliated with the investment manager as well as pay all expenses of Keystone Management incurred in connection with the provision of its services. All charges and expenses other than those specifically referred to as being borne by Keystone Management will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plan; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (sometimes referred to herein as the "SEC" or the "Commission") or under state or other securities laws; expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholder's and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of the Fund.

         The Management Agreement permits Keystone Management to enter into an agreement with Keystone or another investment adviser under which Keystone or such other investment adviser, as investment adviser, will provide substantially all the services to be provided by Keystone Management under the Management Agreement. The Management Agreement also permits Keystone Management to delegate to Keystone or another investment adviser substantially all of the investment manager's rights, duties and obligations under the Management Agreement.

         Services performed by Keystone Management currently include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code,
(b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains; and (4) storing documents relating to the Fund's activities.

         The Fund pays Keystone Management a fee for its services at the annual rate set forth below:

                                                          Aggregate Net Asset
Management                                                Value of the Shares
Fee                                                               of the Fund
------------------------------------------------------------------------------
0.75%    of the first                                     $ 200,000,000, plus
0.65%    of the next                                      $ 200,000,000, plus
0.55%    of the next                                      $ 200,000,000, plus
0.45%    of amounts over                                  $ 600,000,000

computed as of the close of business each business day and payable daily.

         The fee is higher than that charged to most investment companies. The fee is comparable, however, to fees charged to other global and international funds, which, together with the Fund, are subject to the higher costs involved in managing a portfolio of predominantly international securities.

         The Fund is subject to certain state annual expense limitations, the most restrictive of which is as follows:

         2.5% of the first $30 million of Fund average net assets; 2.0% of the next $70 million of Fund average net assets; and 1.5% of Fund average net assets over $100 million.

         Capital charges and certain expenses, including a portion of the Fund's Distribution Plan expenses, are not included in the calculation of the state expense limitations. This limitation may be modified or eliminated in the future.

         In order to comply with these limitations, Keystone Management has agreed to reimburse the Fund annually for any included expenses in excess of such limitations. Keystone Management is not required, however, to make such reimbursements to the extent it would result in the Fund's inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code.

         As a continuing condition of registration of shares in a state, Keystone Management has agreed to reimburse the Fund annually for certain operating expenses incurred by the Fund in excess of certain percentages of the Fund's average daily net assets. Keystone Management is not required, however, to make such reimbursements to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. This condition may be modified or eliminated in the future.

         The Management Agreement will continue in effect only if approved at least annually by the Fund's Board of Directors of the Fund or by a vote of a majority of the outstanding shares, and such renewal has been approved by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Directors or by a vote of a majority of outstanding shares. The Management Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         For additional discussion of fees paid to Keystone Management, see "Investment Adviser" below.

------------------------------------------------------------------------------
                               INVESTMENT ADVISER
------------------------------------------------------------------------------

         Pursuant to the Management Agreement, Keystone Management has delegated its investment management functions, except for certain administrative and management services, to Keystone and has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Keystone under which Keystone provides investment advisory and management services to the Fund.

         Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a corporation primarily owned by current and former members of management and certain employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

         Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee representing 85% of the management fee received by Keystone Management under its Management Agreement.

         Pursuant to the Advisory Agreement, Keystone provides the Fund with investment research, advice, and supervision and continuously furnishes an investment program for the Fund's portfolio. Keystone recommends what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be sold by the Fund and what portion of the Fund's assets shall be held uninvested. Keystone also advises and assists the officers of the Fund to take such steps as are necessary or appropriate to carry out the decisions of the Fund's Board of Directors and of the appropriate committees of such Board regarding the foregoing and regarding the general conduct of the investment business of the Fund.

         Under the Advisory Agreement, Keystone pays the ordinary office expenses of the Fund, including its rent, and provides investment advisory, research, and statistical facilities and all clerical services relating to research, statistical and investment work. Keystone is not required to pay any expenses of the Fund other than those enumerated in the Advisory Agreement and, in particular, but without limiting the generality of the foregoing, is not required to pay brokerage and Distribution Plan expenses; legal, auditing, and registrar's fees and expenses; taxes and governmental fees; the cost of sale, underwriting, distribution, redemption, transfer, or repurchase of shares of the Fund; the expenses of registering or qualifying securities for sale; the cost of preparing and distributing reports and notices to shareholders, or the fees and disbursements of custodians of the Fund's assets, including expenses incurred in the performance of any obligations enumerated in the Articles of Organization or By-Laws of the Fund insofar as they govern agreement with any such custodian.

         During the year ended September 30, 1993, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $573,317, which represented 0.75% of the Fund's average net assets. Of such amount paid to Keystone Management, $487,319 was paid to Keystone for its services to the Fund.

         During the twelve month period ended September 30, 1994 and the one month period ended October 31, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,094,303 and $98,556, respectively, which represented 0.75% and 0.75% (annualized), respectively, of the Fund's average net assets. Of such amounts paid to Keystone Management, $930,158 and $83,773, respectively, were paid to Keystone for investment advisory services under the Investment Advisory Agreement.

         During the year ended October 31, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $985,652 which represented 0.75% of the Fund's average net assets. Of such amount paid to Keystone Management, $837,804 was paid to Keystone for its services to the Fund.

------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
------------------------------------------------------------------------------

         The Directors and officers of the Fund, their positions with the Fund and their principal occupations during the past five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Director of the
    Fund; Chairman of the Board, President, Director and Chief Executive Officer of Keystone Investments, Inc. ("Keystone Investments"), Keystone Management, Inc. ("Keystone Management") and Keystone Software Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other Keystone Investments Funds; Chairman of the Board, Director and Chief Executive Officer of Keystone Investment Management Company ("Keystone"); Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation) and Keystone Fixed Income Advisors ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of Keystone Investment Distributors Company ("the Principal Underwriter"), Keystone Investor Resource Center, Inc. ("KIRC") and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President of Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Director of the Fund; Trustee or Director ofall other Keystone
    Investments Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Director of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Director of the Fund; Director of
    Keystone Investments; Chairman of the Board and Trustee or Director of all other Keystone Investments Funds; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Chairman of the Board and Chief Executive Officer of Keystone Investments; former Chief Executive Officer of the Fund; and former Director and Chairman of the Board of Hartwell Keystone;

EDWIN D. CAMPBELL: Director of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Executive Director, Coalition of Essential Schools, Brown University; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; and former Dean, School of Business, Adelphi University.

CHARLES F. CHAPIN: Director of the Fund; Trustee or Director of all other
    Keystone Investments Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

LEROY KEITH, JR.: Director of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

K. DUN GIFFORD: Director of the Fund; Trustee or Director of all other Keystone Investments Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

F. RAY KEYSER, JR.: Director of the Fund; Trustee or Director of all other Keystone Investments Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Director of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Director of the Fund; Trustee or Director of all other
    Keystone Investments Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.

ANDREW J. SIMONS: Director of the Fund; Trustee or Director ofall other Keystone
    Investments Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; former President, Nassau County Bar Association; and former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software, Inc.; Director of KIRC; former Treasurer and Director of Hartwell Keystone; and former Treasurer of Robert Van Partners, Inc.,

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other Keystone Investments Funds; Vice President of Keystone Investments, and former Vice President and Controller of Keystone Investments and certain of its affiliated operating companies.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
    Vice President and Secretary of all other Keystone Investments Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; and former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

* This Director may be considered an "interested person" within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and a Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended October 31, 1995, no Director affiliated with Keystone or any officer received any direct remuneration from the Fund. During the same period, the unaffiliated Directors received $7,300 in retainers and fees from the Fund. Annual retainers and meeting fees paid by all funds in the Keystone Investments Family of Funds (which includes 30 mutual funds) for the fiscal year ended October 31, 1995, totalled approximately $462,686. On December 31, 1995, the Fund's Directors and officers beneficially owned less than 1.0% of the Fund's then outstanding shares.

         The address of all the Fund's Directors and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

------------------------------------------------------------------------------
                            PRINCIPAL UNDERWRITER
------------------------------------------------------------------------------

         Pursuant to a Principal Underwriting Agreement with the Fund (the "Underwriting Agreement"), the Principal Underwriter acts as the Fund's principal underwriter. The Principal Underwriter, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a Delaware corporation wholly-owned by Keystone. The Principal Underwriter, as agent, has agreed to use its best efforts to find purchasers for the shares. The Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Principal Underwriter will bear the expense of preparing, printing and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, the Principal Underwriter may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved by a majority of the Fund's Independent Directors at least annually at a meeting called for that purpose and if its continuance is approved annually by vote of a majority of Directors or by vote of a majority of the outstanding shares.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Directors or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may use its discretion in providing to selected dealers promotional materials and selling aids including, but not limited to, personal computers, related software and Fund data files.

         During the twelve month period ended September 30, 1994 and the one month period ended October 31, 1994, the Fund recovered $7,861 and $801, respectively, in deferred sales charges. During those same periods, the Fund paid the Principal Underwriter $1,460,493 and $113,527, respectively. For those same periods, the amounts paid by the Fund under its Distribution Plan, net of deferred sales charges, were $1,452,632 and $112,726, respectively (1.00% and 0.07%, respectively, of the Fund's average daily net asset value during the respective period). During those same periods, the Principal Underwriter received $0 and $36,343 after payments of commissions on new sales and service fees to dealers and others of $1,709,228 and $77,184, respectively. During the same periods, the Principal Underwriter also received $183,020 and $22,063, respectively, in contingent deferred sales charges. At October 31, 1994, the Principal Underwriter's total unreimbursed 12b-1 expenses amounted to $2,213,911 (1.40% of net assets as of October 31, 1994), of which $1,058,492 and $0 were incurred during the twelve month period ended September 30, 1994 and the one month period ended October 31, 1994, respectively. The right to certain portions of this amount, if and when receivable, was assigned by the Principal Underwriter in 1988 in connection with a financing transaction. As of October 31, 1994, $51,270 of the amount assigned remained outstanding.

         For the fiscal year ended October 31, 1995, the Principal Underwriter earned commissions of $524,433, after allowing commissions and service fees of $792,547 to retail dealers under the distribution plan.

         The Principal Underwriter intends to seek payment of the remaining $2,213,911 to such extent that such payment, together with payments for future sales, will not exceed the limitations discussed above. The Independent Directors have agreed to reimburse the Principal Underwriter prior to the next quarterly meeting of Directors, with respect to prior sales of shares of the Fund, the maximum amount permissible within the cost limitation of the Plan. Except as described above, the Fund has no obligation to pay any portion of this amount, and the time, condition and amounts, if any, to be paid by the Fund are solely within the discretion of the Independent Directors.

------------------------------------------------------------------------------
                                    BROKERAGE
------------------------------------------------------------------------------

         It is the policy of the Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund, Keystone Management or Keystone is considered to be in addition to and not in lieu of services required to be performed by Keystone Management under the Management Agreement or Keystone under the Advisory Agreement. The cost, value and specific application of such information are indeterminable and cannot be practicably allocated among the Fund and other clients of Keystone Management or Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients.

         The Fund expects that purchases and sales of securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

         Neither Keystone Management, Keystone or the Fund intend to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Directors, however, has determined that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Fund with respect to brokerage is and will be reviewed by the Board of Directors from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Fund are made independently by Keystone Management or Keystone from those of the other funds and investment accounts managed by Keystone Management or Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone Management, Keystone, the Principal Underwriter or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.

         During the fiscal year ended September 30, 1993, the twelve month period ended September 30, 1994 and the one month period ended October 31, 1994, the Fund paid approximately $14,827, $923,756 and $0, respectively, in brokerage fees. During the fiscal year ended October 31, 1995, the Fund paid approximately $707,000 in brokerage fees.

------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
------------------------------------------------------------------------------

         Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five and ten year periods.

         The cumulative total return of the Fund for the one, five and ten year periods ended October 31, 1995 was (0.56%) (including contingent deferred sales charges), 49.04% and 154.29%, respectively. The compounded average rate of return for the five and ten year periods ended October 31, 1995 were 8.31% and 9.78%, respectively.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund does not currently intend to advertise current yield.

------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
------------------------------------------------------------------------------

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian may hold securities of some foreign issuers outside the U.S. The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the Fund.

         KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone. KIRC acts as transfer agent and dividend disbursing agent for the Fund.

         To the best of the Fund's knowledge, as of December 31, 1995, there were no beneficial owners of record who owned 5% or more of the outstanding shares of the Fund.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter. No person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

------------------------------------------------------------------------------
                                    APPENDIX
------------------------------------------------------------------------------

                       COMMON AND PREFERRED STOCK RATINGS

             S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Corporation ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

         S&P has established a computerized scoring system based on per-share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+  Highest                B+  Average               C  Lowest
 A   High                   B   Below Average         D  In Reorganization
 A-  Above Average          B-  Lower

         S&P believes its rankings are not a forecast of future market price performance but are basically an appraisal of past performance of earnings and dividends and relative current standing.

MOODY'S COMMON STOCK RANKINGS

         Moody's Investors Service, Inc. (Moody's) presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long-term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long-term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

          (1)  High Grade
          (2)  Investment Grade
          (3)  Medium Grade
          (4)  Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

         Preferred stock ratings and their definitions are as follows:

         1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well-safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         7. caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         8. ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         6. CI - The rating CI is reserved for income bonds on which no interest is being paid.

         7. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in AAA securities.

         3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings.

         9. C - Bonds that are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MONEY MARKET INSTRUMENTS

         The Fund's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation, PRIME-1 by Moody's Investors Service, Inc. or F-1 by Fitch Investors Service, Inc. These ratings and other money market instruments are described as follows:

COMMERCIAL PAPER RATINGS

         Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

         The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

         Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of United States Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSITS

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks, including their branches abroad, and of U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have at least $1 billion in deposits as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                              OPTIONS TRANSACTIONS

WRITING COVERED OPTIONS

         The Fund writes only covered options. Options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

         Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date ("of the same series") as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

         An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

         Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"), a clearing corporation which assumes responsibility for the completion of options transactions.

OPTION WRITING AND RELATED RISKS

         The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the exercise price during the option period.

         So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time as the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges ("Exchanges"), to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an Exchange and by doing so, gives its guarantee to the transaction.

         The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

         Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new debt securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

         To the extent that a secondary market is available the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, in a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase, plus transaction costs, is greater than the premium received upon writing the original option, the writer will incur a loss in the transaction.

OPTIONS TRADING MARKETS

         Options that the Fund will trade are generally listed on Exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the American, Pacific, and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in the prospectus and the statement of additional information.

         The staff of the Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its fundamental investment restriction prohibiting it from investing more than 10% of its net assets (taken at current value) in any combination of illiquid assets and securities.

SPECIAL CONSIDERATIONS APPLICABLE TO OPTIONS

         ON TREASURY BONDS AND NOTES. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, new series of options with expirations to replace expiring options on particular issues will not be introduced indefinitely. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each series of bonds or notes will thus be phased out as new options are listed on the more recent issues, and a full range of expiration dates will not ordinarily be available for every series on which options are traded.

         ON TREASURY BILLS. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill call options cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the option contract size, the Fund may be hedged from a risk standpoint. In addition, the Fund will maintain in a segregated account with its Custodian liquid assets maturing no later than those that would be deliverable in the event of an assignment of an exercise notice to ensure that it can meet its open option obligations.

         ON GNMA CERTIFICATES. Options on GNMA certificates are not currently traded on any Exchange. However, the Fund may purchase and write such options in the over the counter market or, should they commence trading, on any Exchange.

         Since the remaining principal balance of GNMA certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA certificates from the same pool (if obtainable) or replacement GNMA certificates in the cash market in order to remain covered.

         A GNMA certificate held by the Fund to cover an option position in any but the nearest expiration month may cease to present cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA certificate with a certificate which represents cover. When the Fund closes its position or replaces the GNMA certificate, it may realize an unanticipated loss and incur transaction costs.

         RISKS PERTAINING TO THE SECONDARY MARKET. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or a broker to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options that had been issued as a result of trades would generally continue to be exercisable in accordance with their terms.

         The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by so doing, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions that are related to commodity futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed that specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association ("GNMA") certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS

STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation (S&P) Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

OTHER INDEX BASED FUTURES CONTRACTS

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on commodity futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of a call option on a commodity futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING COMMODITY FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision that effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

                          FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

         As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA"). Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies that will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss francs and Canadian dollars. Options can be exercised at any time during the contract life and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, the purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short-term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges the Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts that are advantageous to the company but disclaim those contracts that are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules that interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain) or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and control on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                                    EXHIBIT A

                                GLOSSARY OF TERMS



         CLASS OF OPTIONS.  Options covering the same underlying security.

         CLEARING CORPORATION. The Options Clearing Corporation, Trans Canada Options, Inc., The European Options Clearing Corporation B.V., or the London Options Clearing House.

         CLOSING PURCHASE TRANSACTION. A transaction in which an investor who is obligated as a writer of an option or seller of a futures contract terminates his obligation by purchasing on an Exchange an option of the same series as the option previously written or futures contract identical to the futures contract previously sold, as the case may be. (Such a purchase does not result in the ownership of an option or futures contract.)

         CLOSING SALE TRANSACTION. A transaction in which an investor who is the holder or buyer of an outstanding option or futures contract liquidates his position as a holder or seller by selling an option of the same series as the option previously purchased or futures contract identical to the futures contract previously purchased. (Such sale does not result in the investor assuming the obligations of a writer or seller.)

         COVERED CALL OPTION WRITER. A writer of a call option who, so long as he remains obligated as a writer, owns the shares of the underlying security or holds on a share for share basis a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written, or, if greater than the exercise price of the call written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

         COVERED PUT OPTION WRITER. A writer of a put option who, so long as he remains obligated as a writer, has deposited Treasury bills with a value equal to or greater than the exercise price with a securities depository and has pledged them to the Options Clearing Corporation for the account of the broker-dealer carrying the writer's position or holds on a share for share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or, if less than the exercise price of the put written, the difference is maintained by the writer in cash, U.S. Treasury bills or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

         SECURITIES EXCHANGE. A securities exchange on which call and put options are traded. The U.S. Exchanges are as follows: The Chicago Board Options Exchange; American Stock Exchange; New York Stock Exchange; Philadelphia Stock Exchange; and Pacific Stock Exchange. The foreign securities exchanges in Canada are the Toronto Stock Exchange and the Montreal Stock Exchange; in the Netherlands, the European Options Exchange; and in the United Kingdom, the Stock Exchange (London).

         Those issuers whose common stocks have been approved by the Exchanges as underlying securities for options transactions are published in various financial publications.

         COMMODITIES EXCHANGE. A commodities exchange on which futures contracts are traded that is regulated by exchange rules that have been approved by the Commodity Futures Trading Commission. The U.S. exchanges are as follows: The Chicago Board of Trade of the City of Chicago; Chicago Mercantile Exchange, International Monetary Market (a division of the Chicago Mercantile Exchange); the Kansas City Board of Trade; and the New York Futures Exchange.

         EXERCISE PRICE. The price per unit at which the holder of a call option may purchase the underlying security upon exercise or the holder of a put option may sell the underlying security upon exercise.

         EXPIRATION DATE. The latest date when an option may be exercised or a futures contract must be completed according to its terms.

         HEDGING. An action taken by an investor to neutralize an investment risk by taking an investment position that will move in the opposite direction as the risk being hedged so that a loss (or gain) on one will tend to be offset by a gain (or loss) on the other.

         OPTION. Unless the context otherwise requires, the term "option" means either a call or put option issued by a Clearing Corporation, as defined above. A call option gives a holder the right to buy from such Clearing Corporation the number of shares of the underlying security covered by the option at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. A put option gives a holder the right to sell to a Clearing Corporation the number of shares of the underlying security covered by the put at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. The Fund will sell ("write") and purchase puts only on U.S. Exchanges.

         OPTION PERIOD. The time during which an option may be exercised, generally from the date the option is written through its expiration date.

         PREMIUM. The price of an option agreed upon between the buyer and writer or their agents in a transaction on the floor of an Exchange.

         SERIES OF OPTIONS. Options covering the same underlying security and having the same exercise price and expiration date.

         STOCK INDEX. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

         INDEX BASED FUTURES CONTRACT. An index based futures contract is a bilateral agreement pursuant to which a party agrees to buy or deliver at settlement an amount of cash equal to $500 times the difference between the closing value of an index on the expiration date and the price at which the futures contract is originally struck. Index based futures are traded on Commodities Exchanges. Currently index based stock index futures contracts can be purchased or sold with respect to the Standard & Poor's Corporation (S&P) 500 Stock Index and S&P 100 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index and Major Market Index on the Kansas City Board of Trade.

         UNDERLYING SECURITY. The security subject to being purchased upon the exercise of a call option or subject to being sold upon the exercise of a put option.

PAGE 10
--------------------------------------------------------------------------------
Keystone International Fund Inc.

SCHEDULE OF INVESTMENTS--October 31, 1995

                                              NUMBER OF     MARKET
                                                SHARES       VALUE
================================================================================
COMMON STOCKS (82.8%)
(bullet) ARGENTINA (0.3%)
Beverages & Tobacco (0.3%)
  Nobleza Piccardo                             108,746    $  418,630
================================================================================
(bullet) AUSTRALIA (3.9%)
Banking (1.8%)
  National Australia Bank Ltd.                 155,500     1,331,368
  Westpac Banking Corp.                        231,000       948,423
--------------------------------------------------------------------------------
                                                           2,279,791
--------------------------------------------------------------------------------
Business & Public Services (0.2%)
  Memtec Ltd.                                  170,000       279,708
--------------------------------------------------------------------------------
Beverages & Tobacco (0.2%)
  Foster's Brewing Group Ltd.                  270,000       257,084
--------------------------------------------------------------------------------
Energy Sources (1.7%)
  Broken Hill Proprietary Co. Ltd.             162,765     2,204,419
--------------------------------------------------------------------------------
(bullet) TOTAL AUSTRALIA                                   5,021,002
================================================================================
(bullet) BELGIUM (1.2%)
Industrial Components (1.2%)
  Bekaert S.A.                                   2,180     1,600,726
================================================================================
(bullet) CANADA (4.6%)
Advertising & Publishing (1.8%)
  Quebecor, Inc.                               147,906     2,249,264
--------------------------------------------------------------------------------
Conglomerates (0.5%)
  Brascan Ltd.                                  26,400       413,793
  Imasco Ltd.                                   15,000       268,697
--------------------------------------------------------------------------------
                                                             682,490
--------------------------------------------------------------------------------
Beverages & Tobacco (0.5%)
  Canada Malting Ltd.                           43,800       662,002
--------------------------------------------------------------------------------
Fertilizer (1.8%)
  Potash Corp. of Saskatchewan, Inc.            32,380     2,271,772
--------------------------------------------------------------------------------
(bullet) TOTAL CANADA                                      5,865,528
================================================================================
(bullet) CHILE (2.0%)
Conglomerates (2.0%)
  Antofagasta Holdings                         519,000    $2,502,688
================================================================================
(bullet) FINLAND (0.3%)
Industrial Components (0.3%)
  Fiskars Oy AB, Series K                        4,400       207,176
  Fiskars Oy AB                                  3,533       178,829
--------------------------------------------------------------------------------
(bullet) TOTAL FINLAND                                       386,005
================================================================================
(bullet) FRANCE (5.0%)
Building Materials (0.7%)
  Lafarge                                       13,200       874,853
--------------------------------------------------------------------------------
Cosmetics (0.7%)
  L'Oreal S.A.                                   3,500       855,299
--------------------------------------------------------------------------------
Banking (1.5%)
  Credit Commerce de France                     39,888     1,982,124
--------------------------------------------------------------------------------
Industrial Components (0.8%)
  Michelin                                      26,200     1,058,158
--------------------------------------------------------------------------------
Leisure/Tourism (0.5%)
  Accor S.A.                                     5,651       671,404
--------------------------------------------------------------------------------
Energy Sources (0.8%)
  Societe Nationale Elf Aquitaine               14,555       991,148
--------------------------------------------------------------------------------
(bullet) TOTAL FRANCE                                      6,432,986
================================================================================
(bullet) HONG KONG (3.4%)
Banking (2.3%)
  HSBC Holdings                                175,677     2,556,186
  Wing Hang Bank                               117,700       379,054
--------------------------------------------------------------------------------
                                                           2,935,240
--------------------------------------------------------------------------------
Beverages & Tobacco (0.1%)
  Tsingtao Brewery                             535,000       141,851
--------------------------------------------------------------------------------
Merchandising (0.5%)
  Giordano Holdings                            771,000       638,204
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.

PAGE 11
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS--October 31, 1995

                                              NUMBER OF     MARKET
                                                SHARES       VALUE
================================================================================
Telecommunications (0.5%)
  Hong Kong Telecommunications Ltd.            378,000   $   660,010
--------------------------------------------------------------------------------
(bullet) TOTAL HONG KONG                                   4,375,305
================================================================================
(bullet) INDONESIA (1.6%)
Health and Personal (0.4%)
  Kalbe Farma                                  159,840       506,758
--------------------------------------------------------------------------------
Merchandising (0.4%)
  Matahari Putra                               240,750       503,550
--------------------------------------------------------------------------------
Textiles & Apparel (0.8%)
  Indorama Synthetic                           300,500       992,404
--------------------------------------------------------------------------------
(bullet) TOTAL INDONESIA                                   2,002,712
================================================================================
(bullet) ITALY (1.8%)
Chemicals (0.1%)
  Saes Getters                                   4,500        85,822
--------------------------------------------------------------------------------
Food & Household Products (0.2%)
  Industrie Natuzzi                              7,400       296,000
--------------------------------------------------------------------------------
Telecommunications (1.5%)
  Telecom Italia MOB                           630,000     1,057,246
  Telecom Italia                               630,000       956,462
--------------------------------------------------------------------------------
                                                           2,013,708
--------------------------------------------------------------------------------
(bullet) TOTAL ITALY                                       2,395,530
================================================================================
(bullet) JAPAN (20.2%)
Appliances/Household Durables (2.8%)
  Sharp Corp.                                   79,000     1,096,632
  Sony Corp.                                    56,700     2,549,685
--------------------------------------------------------------------------------
                                                           3,646,317
--------------------------------------------------------------------------------
Beverages & Tobacco (0.1%)
  Kita Kyushu Coca Cola                          7,000       136,175
--------------------------------------------------------------------------------
Chemicals (0.4%)
  Rohm                                           9,000       546,361
--------------------------------------------------------------------------------
Electrical/Electronics (4.4%)
  Hitachi Ltd.                                 141,000     1,447,285
--------------------------------------------------------------------------------
Electrical/Electronics (Continued)
  NEC Corp.                                    207,000   $ 2,731,805
  Toshiba Corp.                                203,000     1,470,482
--------------------------------------------------------------------------------
                                                           5,649,572
--------------------------------------------------------------------------------
Electronic Components (2.7%)
  Advantest                                     20,500     1,162,325
  Fanuc                                         16,000       692,898
  Kyocera Corp.                                  8,000       655,360
  Murata Manufacturing Co.                       8,000       280,757
  Tokyo Electronics                             16,000       694,462
--------------------------------------------------------------------------------
                                                           3,485,802
--------------------------------------------------------------------------------
Financial Services (0.6%)
  Nichiei Co.                                   12,000       744,904
--------------------------------------------------------------------------------
Food & Household Products (0.0%)
  Plenus                                         2,000        94,433
--------------------------------------------------------------------------------
Industrial Components (1.7%)
  Bridgestone Corp.                             93,000     1,290,972
  NGK Spark Plug Co.                            63,000       862,212
--------------------------------------------------------------------------------
                                                           2,153,184
--------------------------------------------------------------------------------
Insurance (3.3%)
  Mitsui Marine and Fire                       108,000       649,299
  Nichido Fire and Marine                      181,000     1,353,585
  Sumitomo Marine and Fire                     305,000     2,176,548
--------------------------------------------------------------------------------
                                                           4,179,432
--------------------------------------------------------------------------------
Leisure & Tourism (0.4%)
  Fuji Photo Film Co.                           19,000       469,915
--------------------------------------------------------------------------------
Office & Business Equipment (3.8%)
  Canon, Inc.                                  283,000     4,841,390
--------------------------------------------------------------------------------
(bullet) TOTAL JAPAN                                      25,947,485
================================================================================
(bullet) KOREA (1.8%)
Electronic Components (0.2%)
  Chung Ho Computer                              2,390       221,774
--------------------------------------------------------------------------------
Electric/Electronics (0.9%)
  Samsung Electronics Co., Ltd., Global
    Depository Shares                            5,500     1,207,606
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.                  (continued on next page)

PAGE 12
--------------------------------------------------------------------------------
Keystone International Fund Inc.

SCHEDULE OF INVESTMENTS--October 31, 1995

                                              NUMBER OF     MARKET
                                                SHARES       VALUE
================================================================================
Metals & Mining (0.2%)
  Pohang Iron & Steel Co., Ltd.                  2,500   $   217,604
--------------------------------------------------------------------------------
Utilities (0.5%)
  Korea Electric Power                          16,300       671,045
--------------------------------------------------------------------------------
(bullet) TOTAL KOREA                                       2,318,029
================================================================================
(bullet) MALAYSIA (1.3%)
Wholesale/International (0.2%)
  Sime Darby BHD                                88,000       219,913
--------------------------------------------------------------------------------
Foods & Household Products (0.4%)
  Nestle Malay Berhad                           90,000       634,002
--------------------------------------------------------------------------------
Leisure & Tourism (0.7%)
  Genting Berhad                                98,500       857,431
--------------------------------------------------------------------------------
(bullet) TOTAL MALAYSIA                                    1,711,346
================================================================================
(bullet) MEXICO (0.3%)
Metals & Mining (0.3%)
  Industrias Penoles S.A. de C.V.               96,500       362,975
================================================================================
(bullet) NETHERLANDS (8.9%)
Advertising & Publishing (2.4%)
  Telegraaf N.V.                                10,000     1,438,712
  Wolters Kluwer N.V.                           17,424     1,585,807
--------------------------------------------------------------------------------
                                                           3,024,519
--------------------------------------------------------------------------------
Appliances/Household Durables (0.5%)
  Philips Electronics N.V.                      17,350       670,776
--------------------------------------------------------------------------------
Beverages & Tobacco (1.6%)
  Heineken N.V.                                 11,788     2,091,925
--------------------------------------------------------------------------------
Health & Personal Products (0.6%)
  Unilever N.V.                                  5,615       735,594
--------------------------------------------------------------------------------
Insurance (0.8%)
  AEGON N.V.                                    26,920     1,021,998
--------------------------------------------------------------------------------
Energy Sources (2.3%)
  Royal Dutch Petroleum Co.                     23,740   $ 2,947,564
--------------------------------------------------------------------------------
Merchandising (0.7%)
  Ahold                                         24,383       924,137
--------------------------------------------------------------------------------
(bullet) TOTAL NETHERLANDS                                11,416,513
================================================================================
(bullet) NEW ZEALAND (0.2%)
Forest Products (0.2%)
  Fletcher Challenge                            12,769        17,616
  Fletcher Challenge Forest                     90,000       238,234
--------------------------------------------------------------------------------
(bullet) TOTAL NEW ZEALAND                                   255,850
================================================================================
(bullet) SINGAPORE (1.5%)
Business & Public Services (0.1%)
  Venture Manufacturing                         38,500       114,437
--------------------------------------------------------------------------------
Conglomerates (0.6%)
  Jardine Matheson                             128,166       781,813
--------------------------------------------------------------------------------
Beverages & Tobacco (0.8%)
  Fraser & Neave                                89,000     1,051,875
--------------------------------------------------------------------------------
(bullet) TOTAL SINGAPORE                                   1,948,125
================================================================================
(bullet) SPAIN (0.9%)
Energy Sources (0.9%)
  Repsol S.A.                                   37,300     1,113,912
================================================================================
(bullet) SWEDEN (7.5%)
Appliances & Household Durables (1.1%)
  Electrolux AB                                 33,925     1,450,878
--------------------------------------------------------------------------------
Automotive (1.6%)
  Volvo AB                                      93,200     2,098,214
--------------------------------------------------------------------------------
Business & Public Services (0.9%)
  Esselte AB                                    79,500     1,167,251
--------------------------------------------------------------------------------
Electrical & Electronics (0.4%)
  Asea AB                                        5,000       493,178
--------------------------------------------------------------------------------

See Notes to Schedule of Investments.

PAGE 13
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS--October 31, 1995

                                              NUMBER OF     MARKET
                                                SHARES       VALUE
================================================================================
Health & Personal Products (3.1%)
  AB Astra                                       20,900   $  767,943
  Elekta                                         21,425      887,250
  Pharmacia AB                                   67,000    2,330,663
--------------------------------------------------------------------------------
                                                           3,985,856
--------------------------------------------------------------------------------
Capital Goods (0.4%)
  Assa Abloy (c)                                 69,000      457,188
--------------------------------------------------------------------------------
(bullet) TOTAL SWEDEN                                      9,652,565
================================================================================
(bullet) SWITZERLAND (6.7%)
Business & Public Services (0.7%)
  SGS Holding                                       475      897,450
--------------------------------------------------------------------------------
Chemicals (1.6%)
  Ciba-Geigy AG                                   2,435    2,101,911
--------------------------------------------------------------------------------
Food/Household Products (3.9%)
  Nestle S.A.                                     4,731    4,958,945
--------------------------------------------------------------------------------
Health and Personal Products (0.5%)
  Sandoz AG                                         825      680,899
--------------------------------------------------------------------------------
(bullet) TOTAL SWITZERLAND                                 8,639,205
================================================================================
(bullet) TAIWAN, PROVINCE OF CHINA (0.6%)
Electronic Components (0.1%)
  Taiwan Semiconductor (c)                       14,400       44,822
  United Micro Electric                          16,500       40,353
--------------------------------------------------------------------------------
                                                              85,175
--------------------------------------------------------------------------------
Finance (0.5%)
  Chronicle 2001 Mutual Fund                  1,653,374      628,585
--------------------------------------------------------------------------------
Transportation (0.0%)
  Evergreen Marine                               30,800       46,223
--------------------------------------------------------------------------------
(bullet) TOTAL TAIWAN, PROVINCE OF CHINA                     759,983
================================================================================
(bullet) UNITED KINGDOM (7.5%)
Advertising/Publishing (1.1%)
  Blenheim Group PLC                             60,000   $  242,846
  Pearson                                       132,000    1,311,652
--------------------------------------------------------------------------------
                                                           1,554,498
--------------------------------------------------------------------------------
Miscellaneous Materials (0.7%)
  Pilkington PLC                                285,000      851,621
--------------------------------------------------------------------------------
Conglomerates (2.4%)
  Lonrho PLC                                  1,253,184    3,100,764
--------------------------------------------------------------------------------
Health and Personal Products (0.3%)
  Takare PLC                                    110,000      356,522
--------------------------------------------------------------------------------
Metals & Mining (1.8%)
  British Steel PLC                             892,000    2,302,277
--------------------------------------------------------------------------------
Oil (1.2%)
  British Petroleum Co., PLC                    204,000    1,499,763
--------------------------------------------------------------------------------
(bullet) TOTAL UNITED KINGDOM                              9,665,445
================================================================================
(bullet) VENEZUELA (1.3%)
Building Materials (0.2%)
  Venezolana de Ceme                            126,390      241,190
--------------------------------------------------------------------------------
Conglomerates (0.1%)
  H L Boulton & Co.                           1,351,329       32,632
--------------------------------------------------------------------------------
Forest Products (0.2%)
  Venezolana de Papeles                         377,775      322,739
--------------------------------------------------------------------------------
Utilities (0.8%)
  La Electricidad de Caracas C.A.               945,266    1,080,081
--------------------------------------------------------------------------------
(bullet) TOTAL VENEZUELA                                   1,676,642
================================================================================
(bullet) TOTAL COMMON STOCKS
   (Cost--$88,194,222)                                   106,469,187
================================================================================

See Notes to Schedule of Investments.                  (continued on next page)

PAGE 14
--------------------------------------------------------------------------------
Keystone International Fund Inc.

SCHEDULE OF INVESTMENTS--October 31, 1995

                                             Maturity       Market
                                              Value          Value
================================================================================
SHORT-TERM INVESTMENTS (10.6%)
REPURCHASE AGREEMENTS (10.6%)
Keystone Joint Repurchase
  Agreement (Investments in
  repurchase agreements, in a
  joint trading account,
  purchased 10/31/95, 5.870
  to 5.8750%, maturing
  11/01/95) (d)                             $13,666,229   $ 13,664,000
================================================================================
TOTAL SHORT-TERM INVESTMENTS
  (Cost--$13,664,000)                                       13,664,000
================================================================================
TOTAL INVESTMENTS
  (Cost--$101,858,222) (e)                                 120,133,187
================================================================================
FOREIGN CURRENCY HOLDINGS (3.6%)
  Japanese Yen                                            $  4,343,267
  New Taiwan Dollar (a)                                         14,070
  Venezuelan Bolivar (a)                                       263,122
--------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY HOLDINGS
  (Cost--$4,716,137)                                         4,620,459
================================================================================
OTHER ASSETS AND LIABILITIES--NET
  (3.0%)                                                     3,920,009
--------------------------------------------------------------------------------
NET ASSETS (100%)                                         $128,673,655
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Investments denominated in the local currency and/or foreign currency holdings of certain countries are considered illiquid due to foreign exchange restrictions of these markets.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Federal Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(c) Non-income-producing security.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at October 31, 1995.

(e) The cost of investments for income tax purposes amounted to $101,953,236. Gross unrealized appreciation and depreciation of investments, based on identified tax cost at October 31, 1995 are as follows:

       Gross unrealized appreciation     $21,445,442
       Gross unrealized depreciation      (3,361,169)
                                         -----------
       Net unrealized appreciation       $18,084,273
                                         ===========


See Notes to Financial Statements.

PAGE 15
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                          One Month
                               Year Ended   Ended
                                 October   October
                                   31,       31,                                 Year Ended September 30,
                                  1995     1994(e)  1994(e)  1993(e)  1992(e)   1991    1990     1989    1988    1987    1986
===================================================================================================================================
Net asset value beginning
  of period                     $  7.77   $  7.67   $  7.08  $  6.01  $  5.91  $ 5.35   $ 7.51  $  6.66  $  9.53  $  8.05  $ 5.35
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income              0.07         0         0    (0.03)   (0.01)  (0.01)   (0.07)   (0.14)    0.03        0    0.11
Net gains (losses) on
  investments and foreign
  currency related
  transactions                     0.05      0.10      0.62     1.14     0.34    0.83    (1.74)    1.06    (1.60)    2.65    3.25
Net commissions paid on
  fund share sales (a)                0         0         0        0        0       0        0        0        0        0   (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from investment
   operations                      0.12      0.10      0.62     1.11     0.33    0.82    (1.81)    0.92    (1.57)    2.65    3.29
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income             (0.04)        0     (0.02)       0        0       0        0    (0.07)   (0.08)   (0.06)  (0.13)
In excess of net
  investment income                   0         0     (0.01)   (0.04)   (0.23)  (0.03)       0        0        0        0       0
Net realized gains on
  investments and foreign
  currency related
  transactions                    (0.74)        0         0        0        0   (0.23)   (0.35)       0    (1.22)   (1.11)  (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
  Total distributions             (0.78)        0     (0.03)   (0.04)   (0.23)  (0.26)   (0.35)   (0.07)   (1.30)   (1.17)  (0.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value end of
  period                        $  7.11   $  7.77   $  7.67  $  7.08  $  6.01  $ 5.91   $ 5.35  $  7.51  $  6.66  $  9.53  $ 8.05
===================================================================================================================================
Total return (c)                   2.19%     1.30%     8.75%   18.59%    5.78%  15.59%  (25.12%)  13.55%  (15.55%)  39.96%  67.76%
Ratios/supplemental data
Ratios to average net assets:
 Total expenses                    2.57%(b)  2.52%(d)  2.54%    2.94%    3.41%   3.14%    2.92%    2.65%    2.04%    2.17%   1.49%
 Net investment income             0.88%    (0.20%)(d) 0.01%   (0.46%)  (0.09%) (0.07%)  (0.51%)  (0.79%)   0.33%   (0.04%)  1.53%
Portfolio turnover rate              76%        2%      121%      68%      74%     85%      42%      42%      60%      61%     97%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets end of period
  (thousands)                   $128,674  $157,929  $154,529 $111,752  $64,135 $72,923  $73,768 $121,047 $115,712 $173,319 $89,895
===================================================================================================================================

(a) Prior to June 30, 1987, net commissions paid on new sales of shares under the Fund's Rule 12b-1 Distribution Plan had been treated for both financial statement and tax purposes as capital charges. On June 11, 1987, the Securities and Exchange Commission adopted a rule which required for financial statements for periods ended on or after June 30, 1987, that net commissions paid under Rule 12b-1 Distribution Plans be treated as operating expenses rather than capital charges. Accordingly, beginning with the fiscal year ended September 30, 1987, the Fund's financial statements reflect 12b-1 Distribution Plan expenses (i.e., shareholder service fees plus commissions paid net of deferred sales charges received by the Fund) as a component of net investment income.

(b) "Ratio of total expenses to average net assets" for the year ended October 31, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the year ended October 31, 1995, the expense ratio would have been 2.56%.

(c) Excluding contingent deferred sales charges (CDSC).

(d) Annualized.

(e) Calculation based on average shares outstanding.

See Notes to Financial Statements.

PAGE 16
--------------------------------------------------------------------------------
Keystone International Fund Inc.

STATEMENTS OF ASSETS AND LIABILITIES--
October 31, 1995
================================================================================
Assets:
Investments at market value (identified cost--
  $88,194,222) (Note 1)                              $106,469,187
Repurchase Agreements (identified cost--
  $13,664,000) (Note 1)                                13,664,000
Foreign currency holdings (identified cost--
  $4,716,137) (Note 1)                                  4,620,459
--------------------------------------------------------------------------------
 Total investments and foreign currency holdings
   (identified cost--$106,574,359)                    124,753,646
--------------------------------------------------------------------------------
Cash                                                          271
Receivable for:
 Unrealized appreciation on open foreign currency
  contracts
   (Notes 1 and 5)                                        654,349
 Investments sold                                       4,270,517
 Fund shares sold                                         338,050
 Interest and dividends                                   190,714
 Refundable foreign tax withheld                          100,125
Prepaid expenses                                           13,072
--------------------------------------------------------------------------------
  Total assets                                        130,320,744
--------------------------------------------------------------------------------
Liabilities:
Payable for:
 Unrealized depreciation on open foreign currency
  contracts
   (Notes 1 and 5)                                      1,328,394
 Fund shares redeemed                                     121,169
Foreign tax withholding                                    23,689
Other accrued expenses                                    173,837
--------------------------------------------------------------------------------
  Total liabilities                                     1,647,089
--------------------------------------------------------------------------------
Net assets                                           $128,673,655
================================================================================
Net assets represented by (Notes 1, 2 and 5):
 Paid-in capital                                     $108,440,042
 Undistributed net investment income                    1,985,964
 Accumulated net realized gains on investments
  and foreign currency related transactions               744,780
 Net unrealized appreciation (depreciation) on:
 Investments, foreign currency holdings and
   other assets and liabilities                        18,176,914
 Foreign currency contracts                              (674,045)
--------------------------------------------------------------------------------
  Total net assets applicable to outstanding
    shares of beneficial interest at 10/31/95
    ($7.11 a share on 18,088,843 shares
    outstanding)                                     $128,673,655
================================================================================

STATEMENT OF OPERATIONS--
For the Year Ended October 31, 1995
==========================================================================
Investment income (Note 1):
 Dividends (net of foreign
  withholding taxes of $305,494)                             $ 2,327,124
 Interest                                                      2,200,392
--------------------------------------------------------------------------
  Total income                                                 4,527,516
--------------------------------------------------------------------------
Expenses (Notes 2 and 4):
 Management fee                               $  985,652
 Transfer agent fees                             616,119
 Accounting, auditing and legal                   65,683
 Custodian fees--foreign                         154,575
 Custodian fees--domestic                         89,856
 Distribution Plan expenses                    1,315,600
 Printing expense                                 40,526
 Registration fees                                48,734
 Other foreign investment taxes                   50,579
 Miscellaneous expenses                           22,959
--------------------------------------------------------------------------
  Total expenses                               3,390,283
  Less: Expenses paid indirectly
    (Note 4)                                     (19,366)
--------------------------------------------------------------------------
 Net expenses                                                  3,370,917
--------------------------------------------------------------------------
 Net investment income                                         1,156,599
--------------------------------------------------------------------------
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency related transactions
  (Notes 1, 3 and 5):
 Realized gain (loss) on:
  Investments                                                  3,055,864
  Foreign currency holdings                                     (352,786)
--------------------------------------------------------------------------
 Net realized gain (loss) on
  investments and foreign currency
  related transactions                                         2,703,078
--------------------------------------------------------------------------
 Net change in unrealized
  appreciation (depreciation) on:
  Investments foreign currency
    holdings and other assets and
    liabilities                                               (2,836,275)
  Foreign currency contracts                                     363,133
--------------------------------------------------------------------------
 Net change in unrealized
   appreciation or depreciation                               (2,473,142)
--------------------------------------------------------------------------
 Net gain on investments and foreign
   currency related transactions                                 229,936
--------------------------------------------------------------------------
 Net increase in net assets resulting
   from operations                                           $ 1,386,535
==========================================================================

See Notes to Financial Statements.

PAGE 17
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 One Month
                                                                                   Period
                                                              Year Ended           Ended            Year Ended
                                                           October 31, 1995  October 31, 1994   September 30, 1994
===================================================================================================================
Operations (Notes 1 and 3):
 Net investment income (loss)                                $   1,156,599      $    (26,579)      $       9,601
 Net realized gain (loss) on investments and foreign
  currency related transactions                                  2,703,078          (325,955)         11,373,326
 Net change in unrealized appreciation or depreciation          (2,473,142)        2,527,836          (2,252,430)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                    1,386,535         2,175,302           9,130,497
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from (Note 1):
 Net investment income                                            (701,392)                0            (385,197)
 In excess of net investment income                                      0                 0            (214,920)
 Net realized gains on investments and foreign currency
  related transactions                                         (14,792,324)                0                   0
-------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                        (15,493,716)                0            (600,117)
-------------------------------------------------------------------------------------------------------------------
Capital share transactions (Note 2):
 Proceeds from shares sold                                      84,005,110        11,958,676         146,821,752
 Payments for shares redeemed                                 (112,505,516)      (10,734,623)       (113,073,728)
 Net asset value of shares issued in reinvestment of
  dividends and distributions                                   13,352,659                 0             499,199
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   capital share transactions                                  (15,147,747)        1,224,053          34,247,223
-------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                    (29,254,928)        3,399,355          42,777,603
-------------------------------------------------------------------------------------------------------------------
Net assets:
 Beginning of period                                           157,928,583       154,529,228         111,751,625
-------------------------------------------------------------------------------------------------------------------
 End of period [including undistributed net investment
  income (accumulated distributions in excess of net
  investment income) as follows:
   October 31, 1995--$1,985,964
   October 31, 1994--$1,266,496
   September 30, 1994--($3,808,221)] (Note 1)                $ 128,673,655      $157,928,583       $ 154,529,228
===================================================================================================================

See Notes to Financial Statements.

PAGE 18
--------------------------------------------------------------------------------
Keystone International Fund Inc.

NOTES TO FINANCIAL STATEMENTS

(1.) Significant Accounting Policies

Keystone International Fund Inc. (the "Fund") is a Massachusetts corporation for which Keystone Management, Inc. ("KMI") is the Investment Manager and Keystone Investment Management Company (formerly Keystone Custodian Funds, Inc.) ("Keystone") is the Investment Adviser. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

   Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") (formerly Keystone Group, Inc.), a Delaware corporation. KII is privately owned by an investor group consisting of current and former members of management of Keystone. Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer agent.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investments, including American Depository Receipts ("ADRs"), are usually valued at the closing sales price or, in the absence of sales and for over-the-counter securities, the mean of bid and asked quotations.
Management values the following securities at prices it deems in good faith to be fair: (a) securities (including restricted securities) for which complete quotations are not readily available and (b) listed securities if, in the opinion of management, the last sales price does not reflect a current value or if no sale occurred. ADRs, which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in United States dollars. Those securities traded in foreign currency amounts are translated into United States dollars as follows: market value of investments, assets, and liabilities at the daily rate of exchange; and purchases and sales of investments, income, and expenses at the rate of exchange prevailing on the respective dates of such transactions.

   Short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued, interest approximates market. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market. Investments denominated in a foreign currency are adjusted daily to reflect changes in exchange rates.

B. A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security, financial instrument, or, in the case of a stock index, cash at a set price on a future date. Upon entering into a futures contract the Fund is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, as the value of the underlying instrument or index fluctuates, and are recorded for book purposes as unrealized gains or losses by the Fund. For federal tax purposes, any futures contracts which remain open at fiscal year-end are marked-to-market and the resultant net gain or loss is included in federal taxable income. In addition to market risk, the Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

C. Securities transactions are accounted for no later than the day after the trade date. Realized gains and losses are recorded on the identified cost basis. Interest

PAGE 19
--------------------------------------------------------------------------------

income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

D. The Fund has qualified, and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund expects to be relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Internal Revenue Code.

E. When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price) the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities ("collateral") to the Fund whose value will be maintained at an amount not less than the repurchase price, and which generally will be maintained at 101% of the repurchase price. The Fund monitors the value of collateral on a daily basis, and if the value of the collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

F. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain
(loss) on foreign currency related transactions. In addition to market risk, the Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

G. The Fund distributes net investment income and net capital gains, if any, annually. Distributions are determined in accordance with income tax regulations. The significant difference between financial statement amounts available for distribution and distributions made in accordance with income tax regulations is due to the differing treatment of 12b-1 expenses and foreign currency gains and losses for financial statement and federal income tax purposes.

(2.) Capital Share Transactions

One hundred million shares of the Fund with a par value of $1.00 are authorized for issuance. Transactions in shares of the Fund were as follows:

PAGE 20
--------------------------------------------------------------------------------
Keystone International Fund Inc.

                                  Year      One Month          Year
                                 Ended          Ended         Ended
                              10/31/95       10/31/94       9/30/94
====================================================================
Shares sold                  12,460,964     1,555,441    18,905,283
Shares redeemed             (16,703,211)   (1,394,884)  (14,595,196)
Shares issued in
  reinvestment of
  dividends and
  distributions               2,010,943             0        64,579
--------------------------------------------------------------------
Net increase (decrease)      (2,231,304)      160,557     4,374,666
====================================================================

   The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Distribution Plan, the Fund pays Keystone Investment Distributors Company (formerly Keystone Distributors, Inc.) ("KIDC"), the principal underwriter and a wholly-owned subsidiary of Keystone, amounts which in total may not exceed the Distribution Plan maximum.

   In connection with the Distribution Plan and subject to the limitations discussed below, Fund shares are offered for sale at net asset value without any initial sales charge. From the amounts received by KIDC in connection with the Distribution Plan, and subject to the limitations discussed below, KIDC generally pays brokers or others a commission equal to 4.0% of the price paid to the Fund for each sale of Fund shares as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares sold by such brokers or others and remaining outstanding on the books of the Fund for specified periods.

   The Distribution Plan provides that the Fund may incur certain expenses which may not exceed a maximum amount equal to 0.3125% of the Fund's average daily net assets for any calendar quarter (approximately 1.25% annually) occurring after the inception of the Distribution Plan. A rule of the National Association of Securities Dealers, Inc. ("NASD Rule") limits the annual expenditures which the Fund may incur under the Distribution Plan to 1.0%, of which 0.75% may be used to pay such distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD Rule also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's 12b-1 Distribution Plan, plus interest at the prime rate plus 1.0% on unpaid amounts thereof (less any contingent deferred sales charges paid by the shareholders to KIDC).

   The Fund has operated its Distribution Plan in accordance with both the Plan and the NASD Rule since July 8, 1992, except that until July 7, 1993, maximum annual payments with respect to Net Asset Value as represented by shares sold prior to January 1, 1992 remained at the then current rate of 0.3125% quarterly (approximately 1.25% annually).

   To the extent Fund shares purchased prior to July 8, 1992 are redeemed within four calendar years of original issuance, the Fund may be eligible to receive a deferred sales charge from the investor as partial reimbursement for sales commissions previously paid on those shares. This charge is based on declining rates, which begin at 4.0%, applied to the lesser of the net asset value of shares redeemed or the total cost of such shares.

   Since July 8, 1992, contingent deferred sales charges applicable to shares of the Fund issued after January 1, 1992 have, to the extent permitted by the NASD Rule, been paid to KIDC rather than to the Fund.

   KIDC intends, but is not obligated, to continue to pay or accrue distribution charges which exceed current annual payments permitted to be received by KIDC from the Fund. KIDC intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1.0%) at such time in the future as, and to the extent that, pay-

PAGE 21
--------------------------------------------------------------------------------

ment thereof by the Fund would be within permitted limits. KIDC currently intends to seek payment of interest only on such charges paid or accrued by KIDC since January 1, 1992.

   During the year ended October 31, 1995, the Fund recovered $1,380 in deferred sales charges. During the period, the Fund paid KDI $1,316,980 under the Distribution Plan. The amount paid by the Fund under its Distribution Plan, net of contingent deferred sales charges, was $1,315,600 (1.00% of the Fund's average daily net asset value during the period.) During the year ended October 31, 1995, KIDC received $524,433 after payments of commissions on new sales and service fees to dealers and others of $792,547. During the same period, KIDC received $375,704 in contingent deferred sales charges. At October 31, 1995, KIDC's total unreimbursed Distribution expenses amounted to $1,721,992 (1.31% of the Fund's net asset value as of October 31, 1995).

(3.) Securities Transactions

For the year ended October 31, 1995, purchases and sales of investment securities were as follows:

                             Cost of          Proceeds
                            Purchases        from Sales
===========================================================
Portfolio securities     $   94,396,748    $  140,495,266
Short-term investments    1,548,344,495     1,539,065,000
-----------------------------------------------------------
                         $1,642,741,243    $1,679,560,266
===========================================================

(4.) Investment Management and Transactions with Affiliates

Under the terms of the Investment Management Agreement between KMI and the Fund, Keystone provides investment management and administrative services to the Fund. In return, KMI is paid a management fee computed and paid daily. The management fee is calculated by applying percentage rates, which start at 0.75% and decline, as net assets increase, to 0.45% per annum, to the net asset value of the Fund. KMI has an Investment Advisory Agreement with Keystone, under which Keystone provides investment advisory and management services to the Fund and receives for its services an annual fee representing 85% of the management fee received by KMI.

   For the year ended October 31, 1995, the Fund paid or accrued to KMI investment management and administrative services fees of $985,652, which represented 0.75% of the Fund's average net assets on an annualized basis. Of this amount paid to KMI, $837,804 was paid to Keystone for its investment advisory services to the Fund.

   During the year ended October 31, 1995, the Fund paid or accrued to KII $62,044 for certain accounting and printing services, and $616,119 to KIRC for transfer agent fees.

   The Fund has entered into an expense offset arrangement with its custodian. For the year ended October 31, 1995, the Fund paid custody fees in the amount of $225,065 and received a credit of $19,366 pursuant to the expense offset arrangement, resulting in a total expense of $244,431. The assets deposited with the custodian under the expense offset arrangement could have been invested in income-producing assets.

(5.) Forward Foreign Currency Exchange Contracts

At October 31, 1995, the Fund had open currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized depreciation of $674,045 on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

PAGE 22
--------------------------------------------------------------------------------
Keystone International Fund Inc.

Exchange      Currency to      U.S. $ value        Currency to       U.S. $ value
  date       be delivered     as of 10/31/95       be received      as of 10/31/95
=====================================================================================
01/05/96       3,321,160         2,522,555          2,535,374         2,535,374
              Australian $                            U.S. $
01/25/96       6,351,864         4,738,652          4,589,000         4,589,000
               Canadian $                             U.S. $
11/01/95          81,306            84,535             84,579            84,579
               Brazilian                              U.S. $
11/01/95         620,365           645,004            645,340           645,340
               Brazilian                              U.S. $
11/01/95         651,254           677,120            677,473           677,473
               Brazilian                              U.S. $
11/01/95         677,184           704,080            704,446           704,446
               Brazilian                              U.S. $
11/01/95           3,852             4,005              4,007             4,007
               Brazilian                              U.S. $
11/01/95         677,391           704,295            704,661           704,661
               Brazilian                              U.S. $
11/03/95       1,608,649         1,608,649          8,142,337         1,664,957
                 U.S. $                           French Franc
11/03/95      10,333,084         2,112,924          2,164,994         2,164,994
             French Franc                             U.S. $
11/03/95       5,386,500         1,101,439          1,050,000         1,050,000
             French Franc                             U.S. $
11/20/95      16,860,671           583,185            558,485           558,485
             Belgian Franc                            U.S. $
11/20/95       8,868,200           306,738            290,000           290,000
             Belgian Franc                            U.S. $
11/20/95       1,923,000         1,923,000          2,253,660         1,989,565
                 U.S. $                            Swiss Franc
11/20/95       2,876,603         2,539,508          2,365,627         2,365,627
              Swiss Franc                             U.S. $
11/20/95       1,830,272         1,615,791          1,515,000         1,515,000
              Swiss Franc                             U.S. $
11/10/95      73,918,520           604,989            608,784           608,784
            Spanish Peseta                            U.S. $
11/20/95         507,907           119,604            117,102           117,102
            Finnish Markka                            U.S. $
11/20/95         444,120           104,583            100,000           100,000
            Finnish Markka                            U.S. $
11/20/95       3,183,000         3,183,000          2,052,158         3,242,950
                 U.S. $                          Pound Sterling
11/20/95       2,439,475         3,855,013          3,782,650         3,782,650
            Pound Sterling                            U.S. $
11/20/95       1,657,709         2,619,616          2,560,000         2,560,000
            Pound Sterling                            U.S. $

PAGE 23
--------------------------------------------------------------------------------

Exchange      Currency to      U.S. $ value        Currency to       U.S. $ value
  date       be delivered     as of 10/31/95       be received      as of 10/31/95
=====================================================================================
11/20/95     1,615,184,140      $ 1,010,564           987,639        $   987,639
              Italian Lira                            U.S. $
11/20/95       178,871,000          111,913           110,000            110,000
              Italian Lira                            U.S. $
11/20/95         3,201,000        3,201,000         5,239,077          3,324,218
                   U.S. $                          Netherland
11/20/95         6,980,789        4,429,342         4,247,901          4,247,901
               Netherlands                            U.S. $
11/20/95         3,561,281        2,259,649         2,140,000          2,140,000
               Netherlands                            U.S. $
11/22/95         8,147,303        1,224,546         1,100,095          1,100,095
              Swedish Krona                           U.S. $
11/22/95        13,824,192        2,077,788         1,920,000          1,920,000
              Swedish Krona                           U.S. $
11/22/95         9,241,213        1,388,963         1,325,000          1,325,000
              Swedish Krona                           U.S. $
12/29/95       719,352,928        7,099,594         7,301,000          7,301,000
              Japanese Yen                            U.S. $
12/29/95       317,881,800        3,137,307         3,182,000          3,182,000
              Japanese Yen                            U.S. $
12/29/95       198,283,410        1,956,941         1,989,000          1,989,000
              Japanese Yen                            U.S. $
-------------------------------------------------------------------------------------
                                $60,255,892                          $59,581,847
=====================================================================================

PAGE 24
--------------------------------------------------------------------------------
Keystone International Fund Inc.

(6.) Distributions to Shareholders

A distribution of net investment income of $0.10 per share and a distribution of long-term capital gains of $0.05 per share were declared payable by December 6, 1995 to shareholders of record November 24, 1995. These distributions are not reflected in the accompanying financial statements.

================================================================================
Federal Tax Status--Fiscal 1995
Distributions (Unaudited)

A distribution of $0.74 per share of net long-term capital gains and $0.04 per share of net investment income was paid during the fiscal year ended October 31, 1995.

   In January of 1996 we will send you complete information on distributions paid during the calendar year 1995 to help you in completing your federal tax return.

PAGE 25
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Directors and Shareholders of
Keystone International Fund Inc.

We have audited the accompanying statement of assets and liabilities of Keystone International Fund Inc., including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the period from October 1, 1994 to October 31, 1994 and the year ended September 30, 1994, and the financial highlights for the year then ended, the period from October 1, 1994 to October 31, 1994 and for each of the years in the nine-year period ended September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone International Fund Inc., as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the period from October 1, 1994 to October 31, 1994 and the year ended September 30, 1994, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Boston, Massachusetts
December 8, 1995

                        KEYSTONE INTERNATIONAL FUND INC.

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

Item 24(a).  Financial Statements

All Financial Statements listed below are included in Registrant's statement of additional information.

Schedule of Investments                                     October 31, 1995

Financial Highlights                                        For the fiscal years
                                                            ended September 30,
                                                            1986 through
                                                            September 30, 1994,
                                                            the period from
                                                            October 1, 1994 to
                                                            October 31, 1994,
                                                            the year ended
                                                            October 31, 1995

Statement of Assets and Liabilities                         October 31, 1995

Statement of Operations                                     Fiscal year ended
                                                            October 31, 1995

Statement of Changes in Net Assets                          Year ended October
                                                            31, 1995, the period
                                                            from October 1, 1994
                                                            to October 31, 1994,
                                                            and the year ended
                                                            September 30, 1994

Notes to Financial Statements

Independent Auditors' Report
  dated December 8, 1995

All other schedules are omitted as the required information is inapplicable.

Item 24(b).       Exhibits

 (1) A copy of Registrant's Articles of Organization, as amended, were filed with Post-Effective Amendment No. 29 to Registration Statement No. 2-21640/8121-1231 as Exhibit 24(b)(1).

 (2) A copy of Registrant's By-Laws, as amended is filed herewith as Exhibit 24(b)(2).

 (3)     Not applicable.

 (4) A specimen of the security issued by the Registrant was filed with Post-Effective Amendment No. 29 to Registration Statement No. 2-21640/811-1231 as Exhibit 24(b)(4) and is incorporated by reference herein.

 (5) (A) A copy of the form of Investment Management Agreement between Registrant and Keystone Management, Inc. dated August 19, 1993 is filed herewith as Exhibit 24(b)(5)(A).

         (B) A copy of the form of Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) dated August 19, 1993 is filed herewith as Exhibit 24(b)(5)(B).

 (6) (A) A copy of the Principal Underwriting Agreement between Registrant and Keystone Investment Distributors company (formerly named Keystone Distributors, Inc.) dated August 19, 1993 is filed herewith as Exhibit 24(b)(6)(A).

         (B) A copy of the form of Dealer Agreement used by Keystone Investment Distributors Company is filed herewith as Exhibit 24(b)(6)(B).

 (7)     Not applicable.

 (8) A copy of the Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company is filed herewith as Exhibit 24(b)(8). Copies of Amendment Nos. 1-7 to said Agreement are filed herewith as part of Exhibit 24(b)(8).

 (9)     Not applicable.

(10) An opinion and a consent of counsel as to the legality of the securities registered were most recently filed with Registrant's Rule 24f-2 Notice on December 28, 1995 and are incorporated by reference herein. An opinion and consent of counsel with respect to the registration of 10,561,329 additional shares of the Fund pursuant to
         Section 24(e)(1) of the 1940 Act is filed herewith as part of Exhibit 24(b)(10).

(11) A consent as to the use of the Independent Auditors' Report is filed herewith s Exhibit 24(b)(11).

(12)     Not applicable.

(13)     Not applicable.

(14) Copies of model plans used in the establishment of retirement plans in connection with which Registrant offers its securities were filed with Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96 for Keystone Balanced Fund (K-1) as Exhibit 24(b)(14) and are incorporated by reference herein.

(15) A copy of Registrant's Distribution Plan adopted pursuant to Rule 12b-1 is filed herewith as Exhibit 24(b)(15).

(16) A schedule for computation of total return quotations is filed herewith as Exhibit 24(b)16).

(17)     A financial data schedule is filed herewith as Exhibit 24(b)(17).

(18)     Not applicable.

(19)     Powers of Attorney are filed herewith as Exhibit 24(b)(19).

Item 25. Persons Controlled by or under Common Control with Registrant

         Not Applicable

Item 26. Number of Holders of Securities

                                                      Number of Record
         Title of Class                         Holders as of December 29, 1995
         --------------                         -------------------------------
         Common Stock,                                    15,563
         $1.00 par value

Item 27. Indemnification

         Provisions for the indemnification of Registrant's Directors, officers, underwriters and affiliated persons of the Registrant are contained in the Registrant's Articles of Organization, which is filed herewith as Exhibit 24(b)(1).

         Provisions for the indemnification of Registrant's investment manager are contained in Section 6 of the Investment Management Agreement between the Registrant and Keystone Management, Inc., a copy of which is filed herewith as
Exhibit 24(b)(5)(A).

         Provisions for the indemnification of Registrant's investment adviser, Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.), are contained in Section 5 of the Investment Advisory Agreement between Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) and Keystone Management, Inc., a copy of which is filed herewith as
Exhibit 24(b)(5)(B).

         Provisions for the indemnification of Registrant by its principal underwriter are contained in Section 9 of the Principal Underwriting Agreement between the Registrant and Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.), a copy of which is filed herewith as Exhibit 24(b)(6).

Item 28. Business and other Connections of Investment Advisers

         The following tables list the names of the various officers and directors of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two years, (i) any other organizations (for Keystone Investment Management Company, excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

           LIST OF OFFICERS AND DIRECTORS OF KEYSTONE MANAGEMENT, INC.

                            Position with
                            Keystone               Other
                            Management,            Business
Name                        Inc.                   Affiliations
----                        --------------         ------------

Albert H. Elfner, III       Chairman of            Chairman of the Board,
                            the Board,             Chief Executive Officer,
                            Chief Executive        President and Director:
                            Officer, President      Keystone Investments, Inc.
                            and Director            Keystone Software, Inc.
                                                    Keystone Asset Corporation
                                                    Keystone Capital Corporation
                                                    Keystone Investments
                                                     Family of Funds
                                                   Chairman of the Board
                                                   and Director:
                                                    Keystone Investment
                                                     Management Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Fixed Income
                                                     Advisers, Inc.
                                                   President and Director:
                                                    Keystone Trust Company
                                                   Director or Trustee:
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Investor
                                                     Resource Center, Inc.
                                                    Boston Children's
                                                     Services Association
                                                    Middlesex School
                                                    Middlebury College
                                                   Former Trustee or
                                                   Director:
                                                    Neworld Bank
                                                    Robert Van Partners, Inc.

                            Position with
                            Keystone               Other
                            Management,            Business
Name                        Inc.                   Affiliations
----                        --------------         ------------

Edward F. Godfrey           Treasurer and          Senior Vice President,
                            Director               Chief Financial Officer,
                                                   Treasurer and Director:
                                                    Keystone Investments,
                                                     Inc.
                                                    Keystone Investment
                                                     Management Company
                                                    Keystone Investment
                                                     Distributors Company
                                                   Treasurer:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Software, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                   Former Treasurer and
                                                   Director:
                                                    Hartwell Keystone
                                                     Advisers, Inc.
                                                   Senior Vice President:
                                                    Keystone Investments
                                                    Family of Funds

Ralph J. Spuehler, Jr.      Director               President and Director:
                                                    Keystone Investment
                                                     Distributors Company
                                                   Chairman and Director:
                                                    Keystone Investor
                                                     Resource Center, Inc.
                                                    Keystone Investment
                                                     Management Company
                                                   Senior Vice President and
                                                   Director:
                                                    Keystone Investments, Inc.
                                                   Treasurer:
                                                    Hartwell Emerging Growth
                                                     Fund
                                                    Hartwell Growth Fund
                                                   Former President:
                                                    Keystone Management, Inc.
                                                   Former Treasurer:
                                                    Keystone Investments, Inc.
                                                    Keystone Investment
                                                     Management Company

                            Position with
                            Keystone               Other
                            Management,            Business
Name                        Inc.                   Affiliations
----                        --------------         ------------

Rosemary D. Van Antwerp     Senior Vice            General Counsel, Senior
                            President,             Vice President and
                            General Counsel        Secretary:
                            and Secretary           Keystone Investments, Inc.
                                                   Senior Vice President and
                                                   General Counsel:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                   Senior Vice President,
                                                   General Counsel and
                                                   Director:
                                                    Keystone Investor Resource,
                                                     Center, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Investment
                                                     Distributors Company
                                                   Senior Vice President,
                                                   General Counsel, Director
                                                   and Secretary:
                                                    Keystone Management, Inc.
                                                    Keystone Software, Inc.
                                                   Formerly Senior Vice
                                                   President and Secretary:
                                                    Hartwell Keystone
                                                     Advisers, Inc.
                                                   Vice President and
                                                   Secretary:
                                                    Keystone Fixed Income

J. Kevin Kenely             Vice President         Vice President:
                                                    Keystone Investments, Inc.
                                                    Keystone Investment
                                                     Management Company
                                                    Keystone Investment
                                                     Distributors Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Software, Inc.

John D. Rogol               Vice President         Vice President and
                            and Controller         Controller:
                                                    Keystone Investments, Inc.
                                                    Keystone Investment
                                                     Management Company
                                                    Keystone Investment
                                                     Distributors Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Software, Inc.
                                                     Advisers, Inc.

Michael A. Thomas           Vice President           Vice President:
                                                      Keystone Investments, Inc.

                        LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY


                            Position with
                            Keystone
                            Investment
Name                        Management Company     Other Business Affiliations
----                        ------------------     ---------------------------

Albert H. Elfner, III       Chairman of            Chairman of the Board,
                            the Board,             Chief Executive Officer,
                            Chief Executive        President and Director:
                            Officer,and             Keystone Investments, Inc.
                            Director                Keystone Management, Inc.
                                                    Keystone Software, Inc.
                                                    Keystone Asset Corporation
                                                    Keystone Capital Corporation
                                                   Chairman of the Board and
                                                   Director:
                                                    Keystone Fixed Income
                                                     Advisers, Inc.
                                                    Keystone Institutional
                                                     Company, Inc.
                                                   President and Director:
                                                    Keystone Trust Company
                                                   Director or Trustee:
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Investment
                                                     Distributors Company
                                                    Keystone Investor
                                                     Resource Center, Inc.
                                                    Boston Children's
                                                     Services Associates
                                                    Middlesex School
                                                    Middlebury College
                                                   Former Trustee or Director:
                                                    Neworld Bank
                                                    Robert Van Partners, Inc.

Philip M. Byrne             Director               President and Director:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                   Senior Vice President:
                                                    Keystone Investments, Inc.

                            Position with
                            Keystone
                            Investment
Name                        Management Company     Other Business Affiliations
----                        ------------------     ---------------------------

Herbert L. Bishop, Jr.      Senior Vice            None
                            President

Donald C. Dates             Senior Vice            None
                            President

Gilman Gunn                 Senior Vice            None
                            President

Edward F. Godfrey           Director,              Director, Senior Vice
                            Senior Vice            President,
                            President,             Chief Financial Officer and
                            Treasurer and          Treasurer:
                            Chief Financial         Keystone Investments, Inc.
                            Officer                 Keystone Investment
                                                     Distributors Company
                                                   Treasurer:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Management,
                                                     Inc.
                                                    Keystone Software, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                   Former Treasurer and
                                                   Director:
                                                    Hartwell Keystone
                                                     Advisers, Inc.

James R. McCall             Director and           None
                            President

Ralph J. Spuehler, Jr.      Director              President and Director:
                                                   Keystone Investment
                                                    Distributors Company
                                                  Senior Vice President and
                                                  Director:
                                                   Keystone Investments, Inc.
                                                    Chairman and Director:
                                                   Keystone Investor
                                                    Resource Center, Inc.
                                                   Keystone Management, Inc.
                                                  Formerly President:
                                                   Keystone Management, Inc.
                                                  Formerly Treasurer:
                                                   The Kent Funds
                                                   Keystone Investments, Inc.
                                                   Keystone Investment
                                                    Management Company

                            Position with
                            Keystone
                            Investment
Name                        Management Company     Other Business Affiliations
----                        ------------------     ---------------------------

Rosemary D. Van Antwerp     Senior Vice            General Counsel, Senior
                            President,             Vice President and
                            General Counsel        Secretary:
                            and Secretary           Keystone Investments, Inc.
                                                   Senior Vice President and
                                                   General Counsel:
                                                    Keystone Institutional
                                                     Company, Inc.
                                                   Senior Vice President,
                                                   General Counsel and
                                                   Director:
                                                    Keystone Investor
                                                     Resource Center, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.
                                                    Keystone Investment
                                                     Distributors Company
                                                   Senior Vice President,
                                                   General Counsel, Director
                                                   and Secretary:
                                                    Keystone Management, Inc.
                                                    Keystone Software, Inc.
                                                   Former Senior Vice
                                                   President and Secretary:
                                                    Hartwell Keystone
                                                     Advisers, Inc.
                                                   Vice President and
                                                   Secretary:
                                                    Keystone Fixed Income
                                                     Advisers, Inc.

Robert K. Baumback          Vice President         None

Betsy A. Blacher            Senior Vice            None
                            President

Francis X. Claro            Vice President         None

Kristine R. Cloyes          Vice President         None

                            Position with
                            Keystone
                            Investment
Name                        Management Company     Other Business Affiliations
----                        ------------------     ---------------------------

Christopher P. Conkey       Senior Vice            None
                            President

Richard Cryan               Senior Vice            None
                            President

Maureen E. Cullinane        Senior Vice            None
                            President

George E. Dlugos            Vice President         None

Antonio T. Docal            Vice President         None

Christopher R. Ely          Senior Vice            None
                            President


Robert L. Hockett           Vice President         None

Sami J. Karam               Vice President         None

Donald M. Keller            Senior Vice            None
                            President

J. Kevin Kenely             Vice President         Vice President:
                                                    Keystone Investments, Inc.
                                                    Keystone Investment
                                                     Distributors Company
                                                    Keystone Institutional
                                                     Company, Inc.
                                                    Keystone Management, Inc.
                                                    Keystone Software, Inc.
                                                    Fiduciary Investment
                                                     Company, Inc.

George J. Kimball           Vice President         None

JoAnn L. Lyndon             Vice President         None

John C. Madden, Jr.         Vice President         None


Stephen A. Marks            Vice President         None

Eleanor H. Marsh            Vice President         None

Walter T. McCormick         Senior Vice            None
                            President

Barbara McCue               Vice President         None

Stanley  M. Niksa           Vice President         None

Robert E. O'Brien           Vice President         None

Margery C. Parker           Vice President         None

                            Position with
                            Keystone
                            Investment
Name                        Management Company     Other Business Affiliations
----                        ------------------     ---------------------------

William H. Parsons          Vice President         None


Daniel A. Rabasco           Vice President         None

David L. Smith              Vice President         None

Kathy K. Wang               Vice President         None

Judith A. Warners           Vice President         None

John D. Rogol               Vice President         Vice President and
                            and Controller:          Controller
                                                     Keystone Investments, Inc.
                                                     Keystone Investment
                                                       Distributors Company
                                                     Keystone Institutional
                                                       Company, Inc.
                                                     Keystone Management Inc.
                                                     Fiduciary Investment
                                                       Company, Inc.
                                                     Keystone Software, Inc.

Joseph J. Decristofaro      Asst. Vice President   None

Item 29.  Principal Underwriter

      (a) Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.), which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

          Keystone Quality Fund (B-1)
          Keystone Diversified Bond Fund (B-2)
          Keystone High Income Bond Fund (B-4)
          Keystone Balanced Fund (K-1)
          Keystone Strategic Growth Fund (K-2)
          Keystone Growth and Income Fund (S-1)
          Keystone Mid-Cap Growth Fund (S-3)
          Keystone Small Company Growth Fund (S-4)
          Keystone Capital Preservation and Income Fund
          Keystone Fund for Total Return
          Keystone Global Opportunities Fund
          Keystone Government Securities Fund
          Keystone America Hartwell Emerging Growth Fund, Inc.
          Keystone Hartwell Growth Fund
          Keystone Intermediate Term Bond Fund
          Keystone Omega Fund
          Keystone State Tax Free Fund
          Keystone State Tax Free Fund - Series II
          Keystone Strategic Income Fund
          Keystone Tax Free Income Fund
          Keystone World Bond Fund
          Keystone Fund of the Americas
          Keystone Institutional Adjustable Rate Fund
          Keystone Liquid Trust
          Keystone Precious Metals Holdings, Inc.
          Keystone Strategic Development Fund
          Keystone Tax Free Fund
          Keystone Tax Exempt Trust
          Master Reserves Trust

      (b) For information with respect to each officer and director of Registrant's principal underwriter, see the following pages.

                            Position and Offices with       Position and
Name and Principal          Keystone Investment             Offices with
Business Address            Distributors Company            the Fund
------------------          -------------------------       ------------
Ralph J. Spuehler*          Director, President             None

Edward F. Godfrey*          Director, Senior Vice           Senior Vice
                            President, Treasurer            President
                            and Chief Financial
                            Officer

Rosemary D. Van Antwerp     Director, Senior Vice           Senior Vice
                            President, General Counsel      President
                            and Secretary

Albert H. Elfner, III*      Director                        President

Charles W. Carr*            Senior Vice President           None

Peter M. Delehanty*         Senior Vice President           None

J. Kevin Kenely*            Vice President                  Treasurer

John D. Rogol*              Vice President and              None
                            Controller

Frank O. Gebhardt           Divisional Vice                 None
2626 Hopeton                President
San Antonio, TX 78230

C. Kenneth Molander         Divisional Vice                 None
8 King Edward Drive         President
Londonderry, NH 03053

David S. Ashe               Regional Manager and            None
32415 Beaconsfield          Vice President
Birmingham, MI  48025

David E. Achzet             Regional Vice President         None
60 Lawn Avenue -
Greenway 27
Stamford, CT  06902

William L. Carey, Jr.       Regional Manager and            None
4 Treble Lane               Vice President
Malvern, PA  19355

John W. Crites              Regional Manager and            None
2769 Oakland Circle W.      Vice President
Aurora, CO 80014

                            Position and Offices with       Position and
Name and Principal          Keystone Investment             Offices with
Business Address            Distributors Company            the Fund
------------------          -------------------------       ------------

Richard J. Fish             Regional Vice President         None
309 West 90th Street
New York, NY  10024

Michael E. Gathings         Regional Manager and            None
245 Wicklawn Way            Vice President
Roswell, GA  30076

Robert G. Holz, Jr.         Regional Manager and            None
313 Meadowcrest Drive       Vice President
Richardson, Texas 75080

Todd L. Kobrin              Regional Manager and            None
20 Iron Gate                Vice President
Metuchen, NJ 08840

Ralph H. Johnson            Regional Manager and            None
345 Masters Court, #2       Vice President
Walnut Creek, CA 94598

Paul J. McIntyre            Regional Manager and            None
                            Vice President

Dale M. Pelletier           Regional Manager and            None
464 Winnetka Ave.           Vice President
Winnetka, IL  60093

Juliana Perkins             Regional Manager and            None
2348 West Adrian Street     Vice President
Newbury Park, CA 91320

Matthew D. Twomey           Regional Manager and            None
9627 Sparrow Court          Vice President
Ellicott City, MD 21042

Mitchell I. Weiser          Regional Manager and            None
7031 Ventura Court          Vice President
Parkland, FL  33067

Welden L. Evans             Regional Banking Officer        None
490 Huntcliff Green         and Vice President
Atlanta, GA 30350

Russell A. Haskell*         Vice President                  None

Robert J. Matson*           Vice President                  None

                            Position and Offices with       Position and
Name and Principal          Keystone Investment             Offices with
Business Address            Distributors Company            the Fund
------------------          -------------------------       ------------

John M. McAllister*         Vice President                  None

Gregg A. Mahalich           Vice President                  None
14952 Richards Drive W.
Minnetonka, MN 55345

Burton Robbins              Vice President                  None
1586 Folkstone Terrace
Westlake Village, CA
91361

Thomas E. Ryan, III*        Vice President                  None

Peter Willis*               Vice President                  None

Raymond P. Ajemian*         Manager and Vice President      None

Joan M. Balchunas*          Assistant Vice President        None

Thomas J. Gainey*           Assistant Vice President        None

Eric S. Jeppson*            Assistant Vice President        None

Julie A. Robinson*          Assistant Vice President        None

Peter M. Sullivan           Assistant Vice President        None
21445 Southeast 35th Way
Issaquah, WA  98027

Jean S. Loewenberg*         Assistant Secretary             Assistant
                                                            Secretary

Colleen L. Mette*           Assistant Secretary             Assistant
                                                            Secretary

Dorothy E. Bourassa*        Assistant Secretary             Assistant
                                                            Secretary

* Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

Item 29(c). - Not applicable

Item 30. Location of Accounts and Records
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         Keystone Investor Resource Center, Inc.
         101 Main Street
         Cambridge, Massachusetts 02142-1519

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Data Vault Inc.
         3431 Sharpslot Road
         Swansea, Massachusetts  02277


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish to each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 24 day of January, 1996.


                                      KEYSTONE INTERNATIONAL FUND INC.


                                      By: /s/ Rosemary D. Van Antwerp
                                          ------------------------------
                                          Rosemary D. Van Antwerp
                                          Senior Vice President and
                                          Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 24 day of January, 1996.


SIGNATURES                                TITLE
----------                                -----

/s/ George S. Bissell                     Chairman of the Board, and Trustee
------------------------
George S. Bissell*

                                          Chief Executive Officer, President
/s/ Albert H. Elfner, III                 and Trustee
------------------------
Albert H. Elfner, III*

                                          Treasurer (Principal Financial
/s/ J. Kevin Kenely                       and Accounting Officer)
------------------------
J. Kevin Kenely*


                                      *By /s/ Melina M.T. Murphy
                                          -------------------------
                                          Melina M. T. Murphy**
                                          Attorney-in-Fact

SIGNATURES                                TITLE
----------                                -----

/s/ Frederick Amling                      Trustee
------------------------
Frederick Amling*

/s/ Charles A. Austin, III                Trustee
------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                     Trustee
------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                     Trustee
------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                        Trustee
------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                      Trustee
------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                    Trustee
------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                   Trustee
------------------------
David M. Richardson*

/s/ Richard J. Shima                      Trustee
------------------------
Richard J. Shima*

/s/ Andrew J. Simons                      Trustee
------------------------
Andrew J. Simons*


                                      *By /s/ Melina M.T. Murphy
                                          -------------------------
                                          Melina M. T. Murphy**
                                          Attorney-in-Fact


** Melina M. T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 24 day of January, 1996.


                                      KEYSTONE INTERNATIONAL FUND INC.


                                      By: /s/ Rosemary D. Van Antwerp
                                          ------------------------------
                                          Rosemary D. Van Antwerp
                                          Senior Vice President and
                                          Secretary


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 24 day of January, 1996.

SIGNATURES                                TITLE
----------                                -----

/s/ George S. Bissell                     Chairman of the Board, and Trustee
------------------------
George S. Bissell*

                                          Chief Executive Officer, President
/s/ Albert H. Elfner, III                 and Trustee
------------------------
Albert H. Elfner, III*

                                          Treasurer (Principal Financial
/s/ J. Kevin Kenely                       and Accounting Officer)
------------------------
J. Kevin Kenely*



                                      *By /s/ Melina M.T. Murphy
                                          -------------------------
                                          Melina M. T. Murphy**
                                          Attorney-in-Fact

SIGNATURES                                TITLE
----------                                -----

/s/ Frederick Amling                      Trustee
------------------------
Frederick Amling*

/s/ Charles A. Austin, III                Trustee
------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                     Trustee
------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                     Trustee
------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                        Trustee
------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                      Trustee
------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                    Trustee
------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                   Trustee
------------------------
David M. Richardson*

/s/ Richard J. Shima                      Trustee
------------------------
Richard J. Shima*

/s/ Andrew J. Simons                      Trustee
------------------------
Andrew J. Simons*



                                      *By /s/ Melina M.T. Murphy
                                          -------------------------
                                          Melina M. T. Murphy**
                                          Attorney-in-Fact


** Melina M. T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

                                                                Page Number
                                                                In Sequential
Exhibit Number             Exhibit                              Numbering System
--------------             -------                              ----------------

     1              Articles of Organization (1)

     2              By-Laws

     4              Specimen Stock Certificate (1)

     5     (A)      Investment Management Agreement
           (B)      Investment Advisory Agreement

     6     (A)      Principal Underwriting Agreement
           (B)      Dealers Agreement

     8              Custodian, Fund Accounting and
                      Recordkeeping Agreement

                    Amendments to Custody, Fund Accounting
                      and Recordkeeping Agreement

    10              Opinion and Consent of Counsel

    11              Independent Auditors' Consent

    14              Model Retirement Plans (2)

    15              Distribution Plan

    16              Performance Data Schedules

    17              Financial Data Schedule (filed as Exhibit 27)

    19              Powers of Attorney

----------------------------------

         (1) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement No. 2-21640/811-1231.

         (2) Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96.